UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03479
                                   ---------

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND
                    --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ------------------------------------------------
             (Address of  principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period: 5/31/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                          MAY 31, 2006
--------------------------------------------------------------------------------

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    ANNUAL REPORT AND SHAREHOLDER LETTER                 TAX-FREE INCOME
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                  FRANKLIN NEW YORK
                 TAX-FREE INCOME FUND                  Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS - RETIREMENT PLANS - 529 COLLEGE SAVINGS PLANS - SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

SPECIAL FEATURE:

Understanding Interest Rates ..............................................    4

ANNUAL REPORT

Franklin New York Tax-Free Income Fund ....................................    7

Performance Summary .......................................................   13

Your Fund's Expenses ......................................................   18

Financial Highlights and Statement of Investments .........................   20

Financial Statements ......................................................   38

Notes to Financial Statements .............................................   42

Report of Independent Registered Public Accounting Firm ...................   49

Tax Designation ...........................................................   50

Board Members and Officers ................................................   51

Shareholder Information ...................................................   56

--------------------------------------------------------------------------------


Annual Report

Franklin New York Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New York Tax-Free Income Fund seeks to provide as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------
CREDIT QUALITY BREAKDOWN*
Based on Total Long-Term Investments as of 5/31/06**

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ..............................   64.0%
AA ...............................   23.7%
A ................................    4.9%
BBB ..............................    1.4%
Not Rated by S&P .................    6.0%

*Standard & Poor's (S&P) is the primary independent rating agency. Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                            MOODY'S       INTERNAL
AAA or Aaa                            1.4%           0.1%
AA or Aa                              0.3%             --
A                                     1.1%             --
BBB or Baa                            0.5%           2.3%
Below Investment Grade                0.1%           0.2%
--------------------------------------------------------
Total                                 3.4%           2.6%

--------------------------------------------------------------------------------

This annual report for Franklin New York Tax-Free Income Fund covers the fiscal year ended May 31, 2006.

1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 24.


                                                               Annual Report | 7

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTIONS 2

--------------------------------------------------------------------------------
                                       DIVIDEND PER SHARE
               -----------------------------------------------------------------
MONTH            CLASS A         CLASS B            CLASS C        ADVISOR CLASS
--------------------------------------------------------------------------------
June           4.35 cents       3.81 cents        3.80 cents        4.44 cents
--------------------------------------------------------------------------------
July           4.35 cents       3.81 cents        3.80 cents        4.44 cents
--------------------------------------------------------------------------------
August         4.35 cents       3.81 cents        3.80 cents        4.44 cents
--------------------------------------------------------------------------------
September      4.35 cents       3.78 cents        3.79 cents        4.43 cents
--------------------------------------------------------------------------------
October        4.35 cents       3.78 cents        3.79 cents        4.44 cents
--------------------------------------------------------------------------------
November       4.30 cents       3.73 cents        3.74 cents        4.39 cents
--------------------------------------------------------------------------------
December       4.30 cents       3.75 cents        3.75 cents        4.39 cents
--------------------------------------------------------------------------------
January        4.30 cents       3.75 cents        3.75 cents        4.39 cents
--------------------------------------------------------------------------------
February       4.30 cents       3.75 cents        3.75 cents        4.39 cents
--------------------------------------------------------------------------------
March          4.30 cents       3.75 cents        3.75 cents        4.38 cents
--------------------------------------------------------------------------------
April          4.30 cents       3.75 cents        3.75 cents        4.38 cents
--------------------------------------------------------------------------------
May            4.30 cents       3.75 cents        3.75 cents        4.38 cents
--------------------------------------------------------------------------------
TOTAL         51.85 CENTS      45.22 CENTS       45.22 CENTS       52.89 CENTS
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $12.01 on May 31, 2005, to $11.72 on May 31, 2006. The Fund's Class A shares paid dividends totaling 51.85 cents per share for the same period. 2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.22%, based on an annualization of the 4.30 cent per share May dividend and the maximum offering price of $12.24 on May 31, 2006. An investor in the 2006 maximum combined effective federal and New York state and City personal income tax bracket of 41.53% would need to earn a distribution rate of 7.22% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


8 | Annual Report

STATE UPDATE

New York's economy appeared headed toward full recovery, led by New York City, Long Island and the Hudson Valley area economies, with growth supplemented by rebounding healthy profits and bonuses in the finance and insurance industries. The securities markets and real estate in the City and downstate areas also contributed to the state's economic growth. Recent gains were not consistent across the state, however, and many upstate urban centers remained strained. Additionally, manufacturing continued to lag. Although New York's employment growth typically trails the nation's, as of May 2006, the state's 4.6% unemployment rate was on par with the national rate. 3

The 2005-2006 fiscal year budget, adopted on time despite a history of difficult budget passage, indicated improvement for the state's overall budget process. The budget reflected a small surplus and reduced gaps for the coming year. Despite efforts to achieve stability, however, recent reforms will not likely eliminate the ongoing severe expense pressure faced by the state annually. Furthermore, per-capita debt levels, although within range of other northeast states, continued to be problematic.

Independent credit rating agency Standard & Poor's rated New York's debt AA with a stable outlook. 4 The rating and outlook reflected the state's deep and diversified economic base, conservative budget management, and improved debt and capital planning management and policies.

MUNICIPAL BOND MARKET OVERVIEW

For the fiscal year ended May 31, 2006, the municipal bond market performed comparatively well as the fixed income markets continued to face a tightening Federal Reserve Board (Fed) policy, volatile oil prices, increased inflation expectations, concerns about the dollar, mixed economic releases and the aftermath of Hurricanes Katrina and Rita. In the recent interest rate environment, municipal bonds, which have domestic tax advantages, outperformed U.S. Treasury bonds. The Lehman Brothers Municipal Bond Index returned +1.89% for the period, while the Lehman Brothers U.S. Treasury Index had a -1.39% return. 5

3. Source: Bureau of Labor Statistics.

4. This does not indicate Standard & Poor's rating of the Fund.

5. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.


                                                               Annual Report | 9

During the reporting period, longer-term yields rose, but not as much as shorter-term yields, which increased as the Fed followed its tightening policy and raised the federal funds target rate from 3.00% to 5.00%. Demand persisted from foreign and domestic buyers who continued to buy intermediate- and longer-term Treasury bonds as they sought relatively higher yield and expected inflation to remain fairly contained. Over the reporting period, short-term rates rose more than longer-term rates, which resulted in a flattening of the yield curve (the spread between yields of short-term and long-term bonds). Toward the end of December, shorter- and intermediate-term interest rates began to converge and eventually the Treasury yield curve inverted, meaning short-term rates grew higher than those on longer-maturity bonds. Over the 12-month reporting period, 2-year Treasury yields increased 144 basis points (100 basis points equal one percentage point), while 10-year Treasury yields rose 112 basis points and 30-year Treasury yields rose 91 basis points. On May 31, 2006, the 2-year Treasury note yielded 5.04%, the 10-year Treasury note yielded 5.12% and the 30-year Treasury bond yielded 5.21%. The municipal yield curve also flattened over the reporting period but remained steeper than the Treasury curve. According to Municipal Market Data, the 2-year municipal note yield rose 83 basis points and the 10-year increased 53 basis points, while the 30-year municipal yield increased 27 basis points during the period. 6 Consequently, long-maturity municipal bonds continued to perform comparatively well.

Motivated by a relatively low interest rate environment, along with expectations that rates might continue to rise, municipal bond issuers actively refunded higher yielding outstanding debt and accessed the debt market to finance capital needs. As a result, the municipal bond market had record issuance with more than $408 billion in new deals nationally for 2005. 7 Refunding deals represented more than $130 billion. 7 Just as homebuyers seek to lower their mortgage rates, municipalities tend to borrow more when interest rates are low. So far in 2006, supply has been lighter than in the first five months of 2005. Demand for municipal bonds remained strong over the Fund's fiscal year as investors found municipal bonds' taxable equivalent yields attractive. Healthy demand came from a wide range of traditional

6. Source: Thomson Financial.

7. Source: THE BOND BUYER.


10 | Annual Report
buyers such as mutual funds, individuals, and property and casualty companies, and also from nontraditional crossover participants. Crossover buyers typically invest in taxable securities; however, they will enter the municipal bond market when municipal valuations are attractive, as they were during the reporting period. This broad base of buyers and tight bond supply supported the municipal bond market.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

Franklin New York Tax-Free Income Fund performed relatively well during the 12 months under review, as it benefited from refunding of some higher-coupon bonds. Consistent with our income-oriented investment philosophy, the Fund tends to own higher-coupon bonds, which are generally more susceptible to refunding than lower-coupon bonds. During the period, the Fund's holdings in prerefunded bonds increased from 33.2% of total long-term investments at the beginning of the period to 40.7% at period-end, which helped performance.

Demand for the high relative after-tax returns offered by municipal bonds also contributed to the Fund's performance. We invested mainly in high-quality bonds, as we believed they offered good relative value.

In line with our conservative investment strategy, we tend to avoid derivative securities or other exotic investment vehicles designed to leverage the portfolio. This strategy helped reduce portfolio volatility. During the period, the Fund had no exposure to leveraged bonds, airline bonds or bonds subject to

PORTFOLIO BREAKDOWN
5/31/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                          LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                                40.7%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                       12.2%
--------------------------------------------------------------------------------
Transportation                                                             11.9%
--------------------------------------------------------------------------------
Tax-Supported                                                               8.6%
--------------------------------------------------------------------------------
Utilities                                                                   6.9%
--------------------------------------------------------------------------------
Higher Education                                                            5.5%
--------------------------------------------------------------------------------
General Obligation                                                          5.1%
--------------------------------------------------------------------------------
Other Revenue                                                               3.6%
--------------------------------------------------------------------------------
Hospital & Health Care                                                      3.5%
--------------------------------------------------------------------------------
Housing                                                                     1.4%
--------------------------------------------------------------------------------
Corporate-Backed                                                            0.6%
--------------------------------------------------------------------------------

*Does not include short-term investments and other net assets.


                                                              Annual Report | 11
alternative minimum tax. At period-end, the Fund had about 0.6% of total long-term investments in tobacco bonds.

The mixture of our value-oriented philosophy of investing primarily for income, an ample supply of municipal bonds, and a relatively steep municipal yield curve compared to Treasuries favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MAY 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Annual Report

Performance Summary as of 5/31/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FNYTX)                                 CHANGE        5/31/06       5/31/05
-------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   -$0.29        $11.72        $12.01
-------------------------------------------------------------------------------------------
DISTRIBUTIONS (JUNE 2005-MAY 2006)
-------------------------------------------------------------------------------------------
Dividend Income                           $0.5185
-------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FTFBX)                                 CHANGE        5/31/06       5/31/05
-------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   -$0.29        $11.70        $11.99
-------------------------------------------------------------------------------------------
DISTRIBUTIONS (JUNE 2005-MAY 2006)
-------------------------------------------------------------------------------------------
Dividend Income                           $0.4522
-------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FNYIX)                                 CHANGE        5/31/06       5/31/05
-------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   -$0.29        $11.71        $12.00
-------------------------------------------------------------------------------------------
DISTRIBUTIONS (JUNE 2005-MAY 2006)
-------------------------------------------------------------------------------------------
Dividend Income                           $0.4522
-------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FNYAX)                           CHANGE        5/31/06       5/31/05
-------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                   -$0.29        $11.73        $12.02
-------------------------------------------------------------------------------------------
DISTRIBUTIONS (JUNE 2005-MAY 2006)
-------------------------------------------------------------------------------------------
Dividend Income                           $0.5289
-------------------------------------------------------------------------------------------


                                                              Annual Report | 13

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------------------------
CLASS A                                                            1-YEAR            5-YEAR            10-YEAR
-------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                          +1.95%           +27.49%            +73.82%
-------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                      -2.36%            +4.06%             +5.23%
-------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/06) 3                                 -3.33%            +3.85%             +5.09%
-------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                              4.22%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5           7.22%
-------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                      3.51%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                       6.00%
-------------------------------------------------------------------------------------------------------------------
CLASS B                                                            1-YEAR            5-YEAR      INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                          +1.38%           +23.94%            +35.27%
-------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                      -2.52%            +4.05%             +4.16%
-------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/06) 3                                 -3.59%            +3.83%             +4.05%
-------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                              3.85%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5           6.58%
-------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                      3.12%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                       5.34%
-------------------------------------------------------------------------------------------------------------------
CLASS C                                                            1-YEAR            5-YEAR            10-YEAR
-------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                          +1.38%           +23.89%            +64.23%
-------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                      +0.40%            +4.38%             +5.09%
-------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/06) 3                                 -0.61%            +4.18%             +4.94%
-------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                              3.84%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5           6.57%
-------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                      3.13%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                       5.35%
-------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS 7                                                    1-YEAR            5-YEAR            10-YEAR
-------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                          +2.04%           +28.10%            +74.65%
-------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                      +2.04%            +5.08%             +5.73%
-------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/06) 3                                 +0.92%            +4.85%             +5.58%
-------------------------------------------------------------------------------------------------------------------
   Distribution Rate 4                              4.48%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 5           7.66%
-------------------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                      3.78%
-------------------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 5                       6.47%
-------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


14 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

CLASS A (6/1/96-5/31/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              FRANKLIN NEW YORK TAX-FREE     LEHMAN BROTHERS
   DATE         INCOME FUND - CLASS A     MUNICIPAL BOND INDEX 8          CPI 8
--------------------------------------------------------------------------------
6/1/1996                 $9,574                   $10,000                $10,000
6/30/1996                $9,673                   $10,109                $10,006
7/31/1996                $9,756                   $10,200                $10,026
8/31/1996                $9,754                   $10,198                $10,045
9/30/1996                $9,896                   $10,341                $10,077
10/31/1996               $9,988                   $10,458                $10,109
11/30/1996              $10,132                   $10,649                $10,128
12/31/1996              $10,108                   $10,604                $10,128
1/31/1997               $10,132                   $10,624                $10,160
2/28/1997               $10,217                   $10,722                $10,192
3/31/1997               $10,124                   $10,579                $10,217
4/30/1997               $10,199                   $10,667                $10,230
5/31/1997               $10,355                   $10,828                $10,223
6/30/1997               $10,439                   $10,943                $10,236
7/31/1997               $10,713                   $11,246                $10,249
8/31/1997               $10,654                   $11,141                $10,268
9/30/1997               $10,777                   $11,273                $10,294
10/31/1997              $10,854                   $11,346                $10,319
11/30/1997              $10,922                   $11,413                $10,313
12/31/1997              $11,070                   $11,579                $10,300
1/31/1998               $11,185                   $11,698                $10,319
2/28/1998               $11,199                   $11,702                $10,338
3/31/1998               $11,241                   $11,712                $10,358
4/30/1998               $11,208                   $11,659                $10,377
5/31/1998               $11,373                   $11,844                $10,396
6/30/1998               $11,434                   $11,891                $10,409
7/31/1998               $11,458                   $11,920                $10,421
8/31/1998               $11,606                   $12,105                $10,434
9/30/1998               $11,735                   $12,255                $10,447
10/31/1998              $11,748                   $12,255                $10,473
11/30/1998              $11,781                   $12,298                $10,473
12/31/1998              $11,799                   $12,329                $10,466
1/31/1999               $11,910                   $12,476                $10,492
2/28/1999               $11,894                   $12,421                $10,504
3/31/1999               $11,926                   $12,438                $10,536
4/30/1999               $11,958                   $12,469                $10,613
5/31/1999               $11,911                   $12,397                $10,613
6/30/1999               $11,763                   $12,219                $10,613
7/31/1999               $11,795                   $12,263                $10,645
8/31/1999               $11,666                   $12,165                $10,670
9/30/1999               $11,659                   $12,170                $10,722
10/31/1999              $11,508                   $12,038                $10,741
11/30/1999              $11,624                   $12,166                $10,747
12/31/1999              $11,529                   $12,076                $10,747
1/31/2000               $11,480                   $12,023                $10,779
2/29/2000               $11,618                   $12,163                $10,843
3/31/2000               $11,874                   $12,428                $10,932
4/30/2000               $11,802                   $12,355                $10,939
5/31/2000               $11,763                   $12,291                $10,951
6/30/2000               $12,032                   $12,616                $11,009
7/31/2000               $12,164                   $12,792                $11,034
8/31/2000               $12,328                   $12,989                $11,034
9/30/2000               $12,287                   $12,922                $11,092
10/31/2000              $12,388                   $13,063                $11,111
11/30/2000              $12,489                   $13,161                $11,117
12/31/2000              $12,766                   $13,487                $11,111
1/31/2001               $12,846                   $13,620                $11,181
2/28/2001               $12,915                   $13,663                $11,226
3/31/2001               $13,027                   $13,786                $11,252
4/30/2001               $12,950                   $13,637                $11,296
5/31/2001               $13,053                   $13,783                $11,347
6/30/2001               $13,144                   $13,876                $11,367
7/31/2001               $13,314                   $14,081                $11,335
8/31/2001               $13,486                   $14,313                $11,335
9/30/2001               $13,407                   $14,265                $11,386
10/31/2001              $13,534                   $14,435                $11,347
11/30/2001              $13,465                   $14,313                $11,328
12/31/2001              $13,360                   $14,178                $11,284
1/31/2002               $13,557                   $14,424                $11,309
2/28/2002               $13,696                   $14,598                $11,354
3/31/2002               $13,496                   $14,312                $11,418
4/30/2002               $13,671                   $14,591                $11,481
5/31/2002               $13,777                   $14,680                $11,481
6/30/2002               $13,894                   $14,835                $11,488
7/31/2002               $14,059                   $15,026                $11,501
8/31/2002               $14,225                   $15,207                $11,539
9/30/2002               $14,535                   $15,540                $11,558
10/31/2002              $14,328                   $15,282                $11,577
11/30/2002              $14,276                   $15,218                $11,577
12/31/2002              $14,577                   $15,540                $11,552
1/31/2003               $14,537                   $15,500                $11,603
2/28/2003               $14,705                   $15,717                $11,692
3/31/2003               $14,725                   $15,726                $11,762
4/30/2003               $14,844                   $15,830                $11,737
5/31/2003               $15,162                   $16,201                $11,718
6/30/2003               $15,108                   $16,132                $11,731
7/31/2003               $14,590                   $15,568                $11,743
8/31/2003               $14,699                   $15,684                $11,788
9/30/2003               $15,059                   $16,145                $11,826
10/31/2003              $15,029                   $16,063                $11,814
11/30/2003              $15,177                   $16,231                $11,782
12/31/2003              $15,286                   $16,365                $11,769
1/31/2004               $15,382                   $16,459                $11,826
2/29/2004               $15,594                   $16,707                $11,890
3/31/2004               $15,548                   $16,649                $11,967
4/30/2004               $15,193                   $16,254                $12,005
5/31/2004               $15,121                   $16,195                $12,075
6/30/2004               $15,154                   $16,254                $12,114
7/31/2004               $15,344                   $16,468                $12,095
8/31/2004               $15,600                   $16,798                $12,101
9/30/2004               $15,712                   $16,887                $12,126
10/31/2004              $15,851                   $17,033                $12,190
11/30/2004              $15,725                   $16,892                $12,197
12/31/2004              $15,931                   $17,098                $12,152
1/31/2005               $16,084                   $17,258                $12,178
2/28/2005               $16,064                   $17,201                $12,248
3/31/2005               $16,002                   $17,092                $12,344
4/30/2005               $16,211                   $17,362                $12,427
5/31/2005               $16,324                   $17,485                $12,414
6/30/2005               $16,438                   $17,593                $12,420
7/31/2005               $16,374                   $17,514                $12,478
8/31/2005               $16,530                   $17,690                $12,542
9/30/2005               $16,425                   $17,571                $12,695
10/31/2005              $16,347                   $17,465                $12,720
11/30/2005              $16,407                   $17,548                $12,618
12/31/2005              $16,536                   $17,699                $12,567
1/31/2006               $16,568                   $17,747                $12,663
2/28/2006               $16,685                   $17,866                $12,688
3/31/2006               $16,591                   $17,743                $12,759
4/30/2006               $16,595                   $17,737                $12,867
5/31/2006               $16,642                   $17,816                $12,931

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------
CLASS A                                 5/31/06
-----------------------------------------------
1-Year                                   -2.36%
-----------------------------------------------
5-Year                                   +4.06%
-----------------------------------------------
10-Year                                  +5.23%
-----------------------------------------------

CLASS B (1/1/99-5/31/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              FRANKLIN NEW YORK TAX-FREE     LEHMAN BROTHERS
   DATE         INCOME FUND - CLASS B     MUNICIPAL BOND INDEX 8          CPI 8
--------------------------------------------------------------------------------
1/1/1999                $10,000                   $10,000                $10,000
1/31/1999               $10,086                   $10,119                $10,024
2/28/1999               $10,067                   $10,075                $10,037
3/31/1999               $10,090                   $10,089                $10,067
4/30/1999               $10,106                   $10,114                $10,140
5/31/1999               $10,062                   $10,055                $10,140
6/30/1999                $9,932                    $9,911                $10,140
7/31/1999                $9,955                    $9,947                $10,171
8/31/1999                $9,841                    $9,867                $10,195
9/30/1999                $9,830                    $9,871                $10,244
10/31/1999               $9,698                    $9,764                $10,262
11/30/1999               $9,790                    $9,868                $10,268
12/31/1999               $9,706                    $9,794                $10,268
1/31/2000                $9,669                    $9,752                $10,299
2/29/2000                $9,781                    $9,865                $10,360
3/31/2000                $9,983                   $10,081                $10,445
4/30/2000                $9,927                   $10,021                $10,451
5/31/2000                $9,880                    $9,969                $10,464
6/30/2000               $10,102                   $10,233                $10,519
7/31/2000               $10,217                   $10,375                $10,543
8/31/2000               $10,350                   $10,535                $10,543
9/30/2000               $10,302                   $10,481                $10,598
10/31/2000              $10,391                   $10,595                $10,616
11/30/2000              $10,462                   $10,675                $10,622
12/31/2000              $10,690                   $10,939                $10,616
1/31/2001               $10,751                   $11,047                $10,683
2/28/2001               $10,804                   $11,082                $10,726
3/31/2001               $10,893                   $11,182                $10,750
4/30/2001               $10,824                   $11,060                $10,793
5/31/2001               $10,914                   $11,179                $10,842
6/30/2001               $10,976                   $11,254                $10,860
7/31/2001               $11,114                   $11,421                $10,830
8/31/2001               $11,252                   $11,609                $10,830
9/30/2001               $11,181                   $11,570                $10,879
10/31/2001              $11,282                   $11,708                $10,842
11/30/2001              $11,219                   $11,609                $10,824
12/31/2001              $11,126                   $11,499                $10,781
1/31/2002               $11,285                   $11,699                $10,805
2/28/2002               $11,396                   $11,840                $10,848
3/31/2002               $11,224                   $11,608                $10,909
4/30/2002               $11,365                   $11,835                $10,970
5/31/2002               $11,447                   $11,907                $10,970
6/30/2002               $11,539                   $12,033                $10,976
7/31/2002               $11,671                   $12,187                $10,988
8/31/2002               $11,803                   $12,334                $11,025
9/30/2002               $12,056                   $12,604                $11,043
10/31/2002              $11,878                   $12,395                $11,062
11/30/2002              $11,829                   $12,343                $11,062
12/31/2002              $12,073                   $12,604                $11,037
1/31/2003               $12,034                   $12,572                $11,086
2/28/2003               $12,168                   $12,748                $11,171
3/31/2003               $12,179                   $12,755                $11,239
4/30/2003               $12,272                   $12,840                $11,214
5/31/2003               $12,530                   $13,140                $11,196
6/30/2003               $12,480                   $13,084                $11,208
7/31/2003               $12,046                   $12,627                $11,220
8/31/2003               $12,130                   $12,721                $11,263
9/30/2003               $12,422                   $13,095                $11,300
10/31/2003              $12,392                   $13,029                $11,287
11/30/2003              $12,508                   $13,165                $11,257
12/31/2003              $12,591                   $13,274                $11,245
1/31/2004               $12,665                   $13,350                $11,300
2/29/2004               $12,823                   $13,551                $11,361
3/31/2004               $12,780                   $13,503                $11,434
4/30/2004               $12,491                   $13,184                $11,470
5/31/2004               $12,416                   $13,136                $11,538
6/30/2004               $12,448                   $13,184                $11,574
7/31/2004               $12,588                   $13,357                $11,556
8/31/2004               $12,803                   $13,625                $11,562
9/30/2004               $12,879                   $13,697                $11,586
10/31/2004              $12,987                   $13,815                $11,647
11/30/2004              $12,877                   $13,701                $11,653
12/31/2004              $13,040                   $13,868                $11,611
1/31/2005               $13,171                   $13,998                $11,635
2/28/2005               $13,137                   $13,951                $11,702
3/31/2005               $13,081                   $13,863                $11,794
4/30/2005               $13,256                   $14,082                $11,873
5/31/2005               $13,343                   $14,182                $11,861
6/30/2005               $13,430                   $14,270                $11,867
7/31/2005               $13,361                   $14,205                $11,922
8/31/2005               $13,482                   $14,348                $11,983
9/30/2005               $13,401                   $14,252                $12,129
10/31/2005              $13,331                   $14,165                $12,154
11/30/2005              $13,362                   $14,233                $12,056
12/31/2005              $13,461                   $14,356                $12,007
1/31/2006               $13,481                   $14,394                $12,099
2/28/2006               $13,582                   $14,491                $12,123
3/31/2006               $13,498                   $14,391                $12,190
4/30/2006               $13,495                   $14,386                $12,294
5/31/2006               $13,527                   $14,450                $12,355

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------
CLASS B                                 5/31/06
-----------------------------------------------
1-Year                                   -2.52%
-----------------------------------------------
5-Year                                   +4.05%
-----------------------------------------------
Since Inception (1/1/99)                 +4.16%
-----------------------------------------------


                                                              Annual Report | 15

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------
CLASS C                                 5/31/06
-----------------------------------------------
1-Year                                   +0.40%
-----------------------------------------------
5-Year                                   +4.38%
-----------------------------------------------
10-Year                                  +5.09%
-----------------------------------------------

CLASS C (6/1/96-5/31/06)

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              FRANKLIN NEW YORK TAX-FREE     LEHMAN BROTHERS
DATE             INCOME FUND - CLASS C    MUNICIPAL BOND INDEX 8          CPI 8
--------------------------------------------------------------------------------
6/1/1996                $10,000                   $10,000                $10,000
6/30/1996               $10,107                   $10,109                $10,006
7/31/1996               $10,180                   $10,200                $10,026
8/31/1996               $10,173                   $10,198                $10,045
9/30/1996               $10,316                   $10,341                $10,077
10/31/1996              $10,407                   $10,458                $10,109
11/30/1996              $10,552                   $10,649                $10,128
12/31/1996              $10,522                   $10,604                $10,128
1/31/1997               $10,542                   $10,624                $10,160
2/28/1997               $10,624                   $10,722                $10,192
3/31/1997               $10,523                   $10,579                $10,217
4/30/1997               $10,605                   $10,667                $10,230
5/31/1997               $10,752                   $10,828                $10,223
6/30/1997               $10,844                   $10,943                $10,236
7/31/1997               $11,123                   $11,246                $10,249
8/31/1997               $11,047                   $11,141                $10,268
9/30/1997               $11,178                   $11,273                $10,294
10/31/1997              $11,244                   $11,346                $10,319
11/30/1997              $11,309                   $11,413                $10,313
12/31/1997              $11,466                   $11,579                $10,300
1/31/1998               $11,570                   $11,698                $10,319
2/28/1998               $11,588                   $11,702                $10,338
3/31/1998               $11,626                   $11,712                $10,358
4/30/1998               $11,587                   $11,659                $10,377
5/31/1998               $11,741                   $11,844                $10,396
6/30/1998               $11,799                   $11,891                $10,409
7/31/1998               $11,828                   $11,920                $10,421
8/31/1998               $11,975                   $12,105                $10,434
9/30/1998               $12,092                   $12,255                $10,447
10/31/1998              $12,109                   $12,255                $10,473
11/30/1998              $12,127                   $12,298                $10,473
12/31/1998              $12,150                   $12,329                $10,466
1/31/1999               $12,258                   $12,476                $10,492
2/28/1999               $12,234                   $12,421                $10,504
3/31/1999               $12,251                   $12,438                $10,536
4/30/1999               $12,289                   $12,469                $10,613
5/31/1999               $12,234                   $12,397                $10,613
6/30/1999               $12,077                   $12,219                $10,613
7/31/1999               $12,105                   $12,263                $10,645
8/31/1999               $11,966                   $12,165                $10,670
9/30/1999               $11,953                   $12,170                $10,722
10/31/1999              $11,793                   $12,038                $10,741
11/30/1999              $11,906                   $12,166                $10,747
12/31/1999              $11,803                   $12,076                $10,747
1/31/2000               $11,747                   $12,023                $10,779
2/29/2000               $11,883                   $12,163                $10,843
3/31/2000               $12,139                   $12,428                $10,932
4/30/2000               $12,060                   $12,355                $10,939
5/31/2000               $12,014                   $12,291                $10,951
6/30/2000               $12,283                   $12,616                $11,009
7/31/2000               $12,412                   $12,792                $11,034
8/31/2000               $12,573                   $12,989                $11,034
9/30/2000               $12,515                   $12,922                $11,092
10/31/2000              $12,623                   $13,063                $11,111
11/30/2000              $12,709                   $13,161                $11,117
12/31/2000              $12,985                   $13,487                $11,111
1/31/2001               $13,071                   $13,620                $11,181
2/28/2001               $13,123                   $13,663                $11,226
3/31/2001               $13,232                   $13,786                $11,252
4/30/2001               $13,159                   $13,637                $11,296
5/31/2001               $13,256                   $13,783                $11,347
6/30/2001               $13,331                   $13,876                $11,367
7/31/2001               $13,499                   $14,081                $11,335
8/31/2001               $13,678                   $14,313                $11,335
9/30/2001               $13,580                   $14,265                $11,386
10/31/2001              $13,714                   $14,435                $11,347
11/30/2001              $13,638                   $14,313                $11,328
12/31/2001              $13,525                   $14,178                $11,284
1/31/2002               $13,717                   $14,424                $11,309
2/28/2002               $13,839                   $14,598                $11,354
3/31/2002               $13,642                   $14,312                $11,418
4/30/2002               $13,813                   $14,591                $11,481
5/31/2002               $13,901                   $14,680                $11,481
6/30/2002               $14,025                   $14,835                $11,488
7/31/2002               $14,173                   $15,026                $11,501
8/31/2002               $14,346                   $15,207                $11,539
9/30/2002               $14,653                   $15,540                $11,558
10/31/2002              $14,438                   $15,282                $11,577
11/30/2002              $14,379                   $15,218                $11,577
12/31/2002              $14,662                   $15,540                $11,552
1/31/2003               $14,627                   $15,500                $11,603
2/28/2003               $14,777                   $15,717                $11,692
3/31/2003               $14,803                   $15,726                $11,762
4/30/2003               $14,916                   $15,830                $11,737
5/31/2003               $15,228                   $16,201                $11,718
6/30/2003               $15,154                   $16,132                $11,731
7/31/2003               $14,641                   $15,568                $11,743
8/31/2003               $14,742                   $15,684                $11,788
9/30/2003               $15,084                   $16,145                $11,826
10/31/2003              $15,060                   $16,063                $11,814
11/30/2003              $15,188                   $16,231                $11,782
12/31/2003              $15,302                   $16,365                $11,769
1/31/2004               $15,391                   $16,459                $11,826
2/29/2004               $15,583                   $16,707                $11,890
3/31/2004               $15,531                   $16,649                $11,967
4/30/2004               $15,182                   $16,254                $12,005
5/31/2004               $15,090                   $16,195                $12,075
6/30/2004               $15,116                   $16,254                $12,114
7/31/2004               $15,298                   $16,468                $12,095
8/31/2004               $15,547                   $16,798                $12,101
9/30/2004               $15,652                   $16,887                $12,126
10/31/2004              $15,783                   $17,033                $12,190
11/30/2004              $15,650                   $16,892                $12,197
12/31/2004              $15,848                   $17,098                $12,152
1/31/2005               $15,993                   $17,258                $12,178
2/28/2005               $15,964                   $17,201                $12,248
3/31/2005               $15,895                   $17,092                $12,344
4/30/2005               $16,108                   $17,362                $12,427
5/31/2005               $16,200                   $17,485                $12,414
6/30/2005               $16,305                   $17,593                $12,420
7/31/2005               $16,235                   $17,514                $12,478
8/31/2005               $16,382                   $17,690                $12,542
9/30/2005               $16,283                   $17,571                $12,695
10/31/2005              $16,198                   $17,465                $12,720
11/30/2005              $16,236                   $17,548                $12,618
12/31/2005              $16,357                   $17,699                $12,567
1/31/2006               $16,381                   $17,747                $12,663
2/28/2006               $16,489                   $17,866                $12,688
3/31/2006               $16,402                   $17,743                $12,759
4/30/2006               $16,398                   $17,737                $12,867
5/31/2006               $16,423                   $17,816                $12,931

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------
ADVISOR CLASS 7                         5/31/06
-----------------------------------------------
1-Year                                   +2.04%
-----------------------------------------------
5-Year                                   +5.08%
-----------------------------------------------
10-Year                                  +5.73%
-----------------------------------------------

ADVISOR CLASS (6/1/96-5/31/06) 7

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              FRANKLIN NEW YORK TAX-FREE       LEHMAN BROTHERS
DATE          INCOME FUND - CLASS ADVISOR   MUNICIPAL BOND INDEX 8        CPI 8
--------------------------------------------------------------------------------
6/1/1996                $10,000                    $10,000               $10,000
6/30/1996               $10,103                    $10,109               $10,006
7/31/1996               $10,190                    $10,200               $10,026
8/31/1996               $10,188                    $10,198               $10,045
9/30/1996               $10,337                    $10,341               $10,077
10/31/1996              $10,432                    $10,458               $10,109
11/30/1996              $10,582                    $10,649               $10,128
12/31/1996              $10,558                    $10,604               $10,128
1/31/1997               $10,610                    $10,624               $10,160
2/28/1997               $10,698                    $10,722               $10,192
3/31/1997               $10,602                    $10,579               $10,217
4/30/1997               $10,680                    $10,667               $10,230
5/31/1997               $10,843                    $10,828               $10,223
6/30/1997               $10,932                    $10,943               $10,236
7/31/1997               $11,218                    $11,246               $10,249
8/31/1997               $11,157                    $11,141               $10,268
9/30/1997               $11,284                    $11,273               $10,294
10/31/1997              $11,366                    $11,346               $10,319
11/30/1997              $11,437                    $11,413               $10,313
12/31/1997              $11,591                    $11,579               $10,300
1/31/1998               $11,713                    $11,698               $10,319
2/28/1998               $11,727                    $11,702               $10,338
3/31/1998               $11,771                    $11,712               $10,358
4/30/1998               $11,737                    $11,659               $10,377
5/31/1998               $11,909                    $11,844               $10,396
6/30/1998               $11,973                    $11,891               $10,409
7/31/1998               $11,998                    $11,920               $10,421
8/31/1998               $12,154                    $12,105               $10,434
9/30/1998               $12,288                    $12,255               $10,447
10/31/1998              $12,302                    $12,255               $10,473
11/30/1998              $12,336                    $12,298               $10,473
12/31/1998              $12,355                    $12,329               $10,466
1/31/1999               $12,471                    $12,476               $10,492
2/28/1999               $12,454                    $12,421               $10,504
3/31/1999               $12,488                    $12,438               $10,536
4/30/1999               $12,522                    $12,469               $10,613
5/31/1999               $12,472                    $12,397               $10,613
6/30/1999               $12,317                    $12,219               $10,613
7/31/1999               $12,351                    $12,263               $10,645
8/31/1999               $12,216                    $12,165               $10,670
9/30/1999               $12,209                    $12,170               $10,722
10/31/1999              $12,050                    $12,038               $10,741
11/30/1999              $12,172                    $12,166               $10,747
12/31/1999              $12,072                    $12,076               $10,747
1/31/2000               $12,020                    $12,023               $10,779
2/29/2000               $12,167                    $12,163               $10,843
3/31/2000               $12,433                    $12,428               $10,932
4/30/2000               $12,359                    $12,355               $10,939
5/31/2000               $12,317                    $12,291               $10,951
6/30/2000               $12,600                    $12,616               $11,009
7/31/2000               $12,737                    $12,792               $11,034
8/31/2000               $12,910                    $12,989               $11,034
9/30/2000               $12,866                    $12,922               $11,092
10/31/2000              $12,972                    $13,063               $11,111
11/30/2000              $13,078                    $13,161               $11,117
12/31/2000              $13,368                    $13,487               $11,111
1/31/2001               $13,451                    $13,620               $11,181
2/28/2001               $13,523                    $13,663               $11,226
3/31/2001               $13,641                    $13,786               $11,252
4/30/2001               $13,561                    $13,637               $11,296
5/31/2001               $13,668                    $13,783               $11,347
6/30/2001               $13,764                    $13,876               $11,367
7/31/2001               $13,942                    $14,081               $11,335
8/31/2001               $14,122                    $14,313               $11,335
9/30/2001               $14,038                    $14,265               $11,386
10/31/2001              $14,184                    $14,435               $11,347
11/30/2001              $14,113                    $14,313               $11,328
12/31/2001              $14,004                    $14,178               $11,284
1/31/2002               $14,211                    $14,424               $11,309
2/28/2002               $14,345                    $14,598               $11,354
3/31/2002               $14,149                    $14,312               $11,418
4/30/2002               $14,334                    $14,591               $11,481
5/31/2002               $14,432                    $14,680               $11,481
6/30/2002               $14,557                    $14,835               $11,488
7/31/2002               $14,730                    $15,026               $11,501
8/31/2002               $14,906                    $15,207               $11,539
9/30/2002               $15,231                    $15,540               $11,558
10/31/2002              $15,029                    $15,282               $11,577
11/30/2002              $14,975                    $15,218               $11,577
12/31/2002              $15,278                    $15,540               $11,552
1/31/2003               $15,250                    $15,500               $11,603
2/28/2003               $15,415                    $15,717               $11,692
3/31/2003               $15,450                    $15,726               $11,762
4/30/2003               $15,576                    $15,830               $11,737
5/31/2003               $15,911                    $16,201               $11,718
6/30/2003               $15,842                    $16,132               $11,731
7/31/2003               $15,314                    $15,568               $11,743
8/31/2003               $15,428                    $15,684               $11,788
9/30/2003               $15,795                    $16,145               $11,826
10/31/2003              $15,778                    $16,063               $11,814
11/30/2003              $15,920                    $16,231               $11,782
12/31/2003              $16,048                    $16,365               $11,769
1/31/2004               $16,151                    $16,459               $11,826
2/29/2004               $16,360                    $16,707               $11,890
3/31/2004               $16,315                    $16,649               $11,967
4/30/2004               $15,956                    $16,254               $12,005
5/31/2004               $15,869                    $16,195               $12,075
6/30/2004               $15,918                    $16,254               $12,114
7/31/2004               $16,105                    $16,468               $12,095
8/31/2004               $16,388                    $16,798               $12,101
9/30/2004               $16,494                    $16,887               $12,126
10/31/2004              $16,641                    $17,033               $12,190
11/30/2004              $16,510                    $16,892               $12,197
12/31/2004              $16,727                    $17,098               $12,152
1/31/2005               $16,904                    $17,258               $12,178
2/28/2005               $16,869                    $17,201               $12,248
3/31/2005               $16,805                    $17,092               $12,344
4/30/2005               $17,040                    $17,362               $12,427
5/31/2005               $17,160                    $17,485               $12,414
6/30/2005               $17,282                    $17,593               $12,420
7/31/2005               $17,201                    $17,514               $12,478
8/31/2005               $17,367                    $17,690               $12,542
9/30/2005               $17,272                    $17,571               $12,695
10/31/2005              $17,190                    $17,465               $12,720
11/30/2005              $17,240                    $17,548               $12,618
12/31/2005              $17,378                    $17,699               $12,567
1/31/2006               $17,413                    $17,747               $12,663
2/28/2006               $17,551                    $17,866               $12,688
3/31/2006               $17,453                    $17,743               $12,759
4/30/2006               $17,459                    $17,737               $12,867
5/31/2006               $17,465                    $17,816               $12,931


16 | Annual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's May dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 5/31/06.

5. Taxable equivalent distribution rate and yield assume the published rates as of 12/29/05 for the maximum combined effective federal and New York state and City personal income tax rate of 41.53%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 5/31/06.

7. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +24.71% and +4.85%.

8. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.


                                                              Annual Report | 17

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


18 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT        ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                         VALUE 12/1/05           VALUE 5/31/06      PERIOD* 12/1/05-5/31/06
------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000                 $1,014.30                  $2.96
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000                 $1,021.99                  $2.97
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000                 $1,012.40                  $5.77
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000                 $1,019.20                  $5.79
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000                 $1,011.50                  $5.77
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000                 $1,019.20                  $5.79
------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000                 $1,015.60                  $2.51
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000                 $1,022.44                  $2.52
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.59%; B:
1.15%; C: 1.15%; and Advisor: 0.50%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.


                                                              Annual Report | 19

Franklin New York Tax-Free Income Fund

FINANCIAL HIGHLIGHTS

                                                      --------------------------------------------------------------------------
                                                                                  YEAR ENDED MAY 31,
CLASS A                                                  2006            2005            2004            2003            2002
                                                      --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................   $    12.01      $    11.64      $    12.22      $    11.65      $    11.62
                                                      --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................         0.52            0.54            0.55            0.57            0.59
 Net realized and unrealized gains (losses) .......        (0.29)           0.37           (0.58)           0.57            0.04
                                                      --------------------------------------------------------------------------
Total from investment operations ..................         0.23            0.91           (0.03)           1.14            0.63
                                                      --------------------------------------------------------------------------
Less distributions from net investment income .....        (0.52)          (0.54)          (0.55)          (0.57)          (0.60)
                                                      --------------------------------------------------------------------------
Redemption fees ...................................           -- c            -- c            --              --              --
                                                      --------------------------------------------------------------------------
Net asset value, end of year ......................   $    11.72      $    12.01      $    11.64      $    12.22      $    11.65
                                                      ==========================================================================

Total return b ....................................         1.95%           7.95%          (0.27)%         10.06%           5.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................   $4,351,378      $4,497,924      $4,429,312      $4,828,889      $4,609,318
Ratio to average net assets:
 Expenses .........................................         0.60%           0.60%           0.60%           0.60%           0.59%
 Net investment income ............................         4.41%           4.50%           4.62%           4.81%           5.09%
Portfolio turnover rate ...........................         9.71%          10.97%          10.35%          13.44%           9.57%

a Based on average daily shares outstanding.

b Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

c Amount is less than $0.01 per share.


20 | See notes to financial statements. | Annual Report

Franklin New York Tax-Free Income Fund

                                                        ------------------------------------------------------------------
                                                                                 YEAR ENDED MAY 31,
CLASS B                                                   2006           2005           2004          2003          2002
                                                        ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................    $  11.99       $  11.61       $  12.20      $  11.63      $  11.61
                                                        ------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................        0.45           0.47           0.48          0.50          0.53
 Net realized and unrealized gains (losses) ........       (0.29)          0.38          (0.59)         0.57          0.03
                                                        ------------------------------------------------------------------
Total from investment operations ...................        0.16           0.85          (0.11)         1.07          0.56
                                                        ------------------------------------------------------------------
Less distributions from net investment income ......       (0.45)         (0.47)         (0.48)        (0.50)        (0.54)
                                                        ------------------------------------------------------------------
Redemption fees ....................................          -- c           -- c           --            --            --
                                                        ------------------------------------------------------------------
Net asset value, end of year .......................    $  11.70       $  11.99       $  11.61      $  12.20      $  11.63
                                                        ==================================================================

Total return b .....................................        1.38%          7.46%         (0.91)%        9.46%         4.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................    $207,209       $231,020       $231,664      $233,767      $160,194
Ratio to average net assets:
 Expenses ..........................................        1.16%          1.16%          1.16%         1.17%         1.16%
 Net investment income .............................        3.85%          3.94%          4.06%         4.24%         4.53%
Portfolio turnover rate ............................        9.71%         10.97%         10.35%        13.44%         9.57%

a Based on average daily shares outstanding.

b Total return does not reflect contingent deferred sales charges, if applicable.

c Amount is less than $0.01 per share.


                         Annual Report | See notes to financial statements. | 21

Franklin New York Tax-Free Income Fund

                                                        ------------------------------------------------------------------
                                                                                 YEAR ENDED MAY 31,
CLASS C                                                   2006           2005           2004          2003          2002
                                                        ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................    $  12.00       $  11.63       $  12.22      $  11.64      $  11.62
                                                        ------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................        0.45           0.47           0.48          0.50          0.53
 Net realized and unrealized gains (losses) ........       (0.29)          0.37          (0.59)         0.58          0.03
                                                        ------------------------------------------------------------------
Total from investment operations ...................        0.16           0.84          (0.11)         1.08          0.56
                                                        ------------------------------------------------------------------
Less distributions from net investment income ......       (0.45)         (0.47)         (0.48)        (0.50)        (0.54)
                                                        ------------------------------------------------------------------
Redemption fees ....................................          -- c           -- c           --            --            --
                                                        ------------------------------------------------------------------
Net asset value, end of year .......................    $  11.71       $  12.00       $  11.63      $  12.22      $  11.64
                                                        ==================================================================

Total return b .....................................        1.38%          7.36%         (0.91)%        9.55%         4.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................    $245,444       $235,805       $231,051      $242,965      $188,642
Ratio to average net assets:
 Expenses ..........................................        1.16%          1.16%          1.16%         1.17%         1.16%
 Net investment income .............................        3.85%          3.94%          4.06%         4.24%         4.53%
Portfolio turnover rate ............................        9.71%         10.97%         10.35%        13.44%         9.57%

a Based on average daily shares outstanding.

b Total return does not reflect contingent deferred sales charges, if applicable.

c Amount is less than $0.01 per share.


22 | See notes to financial statements. | Annual Report

Franklin New York Tax-Free Income Fund

                                                        ------------------------------------------------------------------
                                                                               YEAR ENDED MAY 31,
ADVISOR CLASS                                             2006          2005          2004          2003         2002 d
                                                        ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................    $ 12.02       $ 11.64       $ 12.23       $ 11.65       $ 11.68
                                                        ---------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................       0.53          0.55          0.56          0.58          0.40
 Net realized and unrealized gains (losses) ........      (0.29)         0.38         (0.59)         0.58         (0.08)
                                                        ---------------------------------------------------------------
Total from investment operations ...................       0.24          0.93         (0.03)         1.16          0.32
                                                        ---------------------------------------------------------------
Less distributions from net investment income ......      (0.53)        (0.55)        (0.56)        (0.58)        (0.35)
                                                        ---------------------------------------------------------------
Redemption fees ....................................         -- c          -- c          --            --            --
                                                        ---------------------------------------------------------------
Net asset value, end of year .......................    $ 11.73       $ 12.02       $ 11.64       $ 12.23       $ 11.65
                                                        ===============================================================

Total return b .....................................       2.04%         8.14%        (0.26)%       10.24%         2.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................    $44,308       $30,487       $22,470       $18,278       $14,054
Ratios to average net assets:
 Expenses ..........................................       0.51%         0.51%         0.51%         0.52%         0.51% e
 Net investment income .............................       4.50%         4.59%         4.71%         4.89%         5.16% e
Portfolio turnover rate ............................       9.71%        10.97%        10.35%        13.44%         9.57%

a Based on average daily shares outstanding.

b Total return is not annualized for period less than one year.

c Amount is less than $0.01 per share.

d For the period October 1, 2001 (effective date) to May 31, 2002.

e Annualized.


                         Annual Report | See notes to financial statements. | 23

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS 97.4%
NEW YORK 96.7%
Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12 .................   $   5,250,000    $    5,347,283
Albany IDA Civic Facility Revenue,
   Albany Medical Center Project, 6.00%, 5/01/19 ................................................       1,270,000         1,294,168
   Albany Medical Center Project, 6.00%, 5/01/29 ................................................       1,460,000         1,481,535
   St. Rose Project, Series A, AMBAC Insured, 5.375%, 7/01/31 ...................................       2,750,000         2,917,118
Albany Parking Authority Revenue, Refunding, Series A, 5.625%,
   7/15/20 ......................................................................................       1,250,000         1,326,988
   7/15/25 ......................................................................................       1,000,000         1,064,900
Amherst IDA Civic Facility Revenue, University of Buffalo Foundation
   Faculty-Student Housing Corp.,
    Series A, AMBAC Insured, 5.125%, 8/01/20 ....................................................       1,410,000         1,499,662
    Series A, AMBAC Insured, 5.25%, 8/01/31 .....................................................       5,055,000         5,344,601
    Series B, AMBAC Insured, 5.625%, 8/01/20 ....................................................       1,690,000         1,825,470
    Series B, AMBAC Insured, 5.75%, 8/01/25 .....................................................       3,050,000         3,307,725
    Series B, AMBAC Insured, 5.75%, 8/01/30 .....................................................       3,440,000         3,723,766
    Series B, AMBAC Insured, 5.25%, 8/01/31 .....................................................       1,000,000         1,057,290
Battery Park City Authority Revenue, Series A, 5.00%,
   11/01/24 .....................................................................................       9,000,000         9,366,660
   11/01/25 .....................................................................................      12,000,000        12,504,240
   11/01/26 .....................................................................................      14,250,000        14,839,665
Bethany Retirement Home Inc. Mortgage Loan Revenue, FHA Insured, 7.50%, 2/01/34 .................       8,160,000         8,209,368
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 ............................       4,820,000         5,646,389
Dutchess County IDA Civic Facility Revenue, Vassar College Project, 5.35%, 9/01/40 ..............      16,000,000        16,872,640
Franklin County COP, Court House Redevelopment Project, 8.125%, 8/01/06 .........................       1,540,000         1,542,233
Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
   5.00%, 9/01/21 ...............................................................................       2,835,000         2,953,418
   5.125%, 9/01/31 ..............................................................................       5,045,000         5,253,510
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
   10/01/30 .....................................................................................       3,000,000         3,058,020
   10/01/35 .....................................................................................       1,500,000         1,523,355
Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 ....................................         870,000           871,549
Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ..................      25,000,000        27,090,750
Long Island Power Authority Electric System Revenue,
   General, Refunding, Series A, FSA Insured, 5.00%, 12/01/18 ...................................      10,000,000        10,306,900
   General, Refunding, Series A, FSA Insured, 5.125%, 12/01/22 ..................................      19,040,000        19,603,013
   General, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/26 ..............................       5,000,000         5,204,500
   General, Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 ...............................       9,170,000         9,523,228
   General, Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 ...............................      15,060,000        15,819,325
   General, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/26 ...............................       9,000,000         9,368,100
   General, Series A, Pre-Refunded, 5.75%, 12/01/24 .............................................      15,000,000        15,756,300
   General, Series B, 5.00%, 12/01/35 ...........................................................       5,000,000         5,122,450
   Series A, AMBAC Insured, 5.00%, 9/01/29 ......................................................      24,000,000        24,750,240
   Series A, AMBAC Insured, 5.00%, 9/01/34 ......................................................      20,670,000        21,287,413
Madison County IDA Civic Facility Revenue, Colgate University Project,
 Series B, 5.00%, 7/01/33 .......................................................................       2,000,000         2,045,340
Middleburg Central School District GO, FGIC Insured,
   4.60%, 8/15/17 ...............................................................................       1,045,000         1,073,267
   4.625%, 8/15/18 ..............................................................................       1,155,000         1,184,637


24 | Annual Report

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NEW YORK (CONTINUED)
Middleburg Central School District GO, FGIC Insured, (continued)
   4.625%, 8/15/19 ..............................................................................   $   1,210,000    $    1,237,721
   4.75%, 8/15/20 ...............................................................................       1,270,000         1,304,887
   4.75%, 8/15/21 ...............................................................................       1,330,000         1,365,072
Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 ..............       1,285,000         1,289,703
Monroe County Water Authority Water Revenue,
   5.15%, 8/01/22 ...............................................................................       1,000,000         1,048,790
   5.25%, 8/01/36 ...............................................................................       2,250,000         2,353,253
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
   Educational Services Project, Series 2004A, XLCA Insured, 5.00%,
   7/01/29 ......................................................................................       5,710,000         5,862,343
   7/01/34 ......................................................................................       3,000,000         3,084,120
MTA Commuter Facilities Revenue,
   Series 8, Pre-Refunded, 5.50%, 7/01/21 .......................................................       5,000,000         5,509,650
   Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 .........................................       8,655,000         9,282,401
   Series A, MBIA Insured, Pre-Refunded, 5.625%, 7/01/27 ........................................      10,000,000        10,449,900
   Series A, Pre-Refunded, 6.00%, 7/01/24 .......................................................       5,575,000         5,953,988
   Series A, Pre-Refunded, 5.25%, 7/01/28 .......................................................      18,300,000        19,626,567
   Series A, Pre-Refunded, 6.125%, 7/01/29 ......................................................       9,625,000        10,313,957
   Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 ......................................      19,100,000        20,054,427
   Series R, Pre-Refunded, 5.50%, 7/01/17 .......................................................       2,000,000         2,221,500
MTA Dedicated Tax Fund Revenue,
   Refunding, Series A, 5.00%, 11/15/30 .........................................................      25,000,000        25,565,500
   Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .........................................      27,260,000        29,514,402
   Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ........................................      39,685,000        42,166,900
   Series A, FSA Insured, 5.00%, 11/15/28 .......................................................      41,575,000        42,913,299
   Series A, FSA Insured, 5.00%, 11/15/32 .......................................................      71,685,000        73,749,528
   Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 ..........................................      25,800,000        27,704,040
   Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 .........................................      20,500,000        21,791,090
MTA Revenue,
   Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 ...........................................      22,010,000        22,743,593
   Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ...........................................      34,000,000        35,996,480
   Refunding, Series A, FSA Insured, 5.00%, 11/15/30 ............................................      68,130,000        69,823,712
   Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 ..........................................      15,000,000        15,646,800
   Refunding, Series E, 5.25%, 11/15/31 .........................................................      15,000,000        15,657,000
   Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 ..........................................       5,000,000         5,215,600
   Series A, FGIC Insured, 5.00%, 11/15/32 ......................................................      10,355,000        10,659,333
   Series B, 5.25%, 11/15/32 ....................................................................      28,720,000        30,124,695
   Transportation, Series F, 5.00%, 11/15/35 ....................................................      11,000,000        11,207,020
MTA Service Contract Revenue,
   Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10 .......................................       7,500,000         6,405,900
   Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11 .......................................       7,590,000         6,217,956
   Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13 .......................................       2,065,000         1,540,118
   Refunding, Series A, 5.125%, 1/01/29 .........................................................       6,000,000         6,222,900
   Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 ...........................................      50,000,000        52,486,000
   Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 ............................................      12,760,000        13,198,051
   Series B, 5.375%, 1/01/30 ....................................................................      50,000,000        52,735,000
   Series B, MBIA Insured, 5.00%, 1/01/31 .......................................................      22,290,000        22,875,781


                                                              Annual Report | 25

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NEW YORK (CONTINUED)
MTA Service Contract Revenue, (continued)
   Transit Facilities, Series 7, ETM, zero cpn., 7/01/09 ........................................   $  13,125,000    $   11,677,444
   Transit Facilities, Series 7, ETM, zero cpn., 7/01/10 ........................................       9,000,000         7,687,080
   Transit Facilities, Series 7, ETM, zero cpn., 7/01/12 ........................................      15,380,000        12,056,382
   Transit Facilities, Series 7, ETM, zero cpn., 7/01/13 ........................................       7,935,000         5,918,082
MTA Transit Facilities Revenue, Series A,
   FSA Insured, Pre-Refunded, 6.10%, 7/01/21 ....................................................      15,000,000        15,326,850
   MBIA Insured, Pre-Refunded, 5.625%, 7/01/25 ..................................................       8,000,000         8,286,720
   Pre-Refunded, 5.50%, 7/01/22 .................................................................      16,170,000        16,839,600
   Pre-Refunded, 6.00%, 7/01/24 .................................................................       7,000,000         7,465,360
   Pre-Refunded, 5.625%, 7/01/27 ................................................................      14,440,000        15,073,772
   Pre-Refunded, 6.125%, 7/01/29 ................................................................      11,595,000        12,407,578
Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A, Pre-Refunded,
 6.50%, 7/15/27 .................................................................................      15,000,000        16,338,150
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
 Pre-Refunded, 5.75%, 8/01/29 ...................................................................      36,040,000        38,872,744
New York City GO,
   Citysavers, Series B, zero cpn., 8/01/09 .....................................................       8,875,000         7,808,136
   Citysavers, Series B, zero cpn., 8/01/10 .....................................................       2,690,000         2,265,115
   Citysavers, Series B, zero cpn., 6/01/12 .....................................................       1,030,000           854,694
   Citysavers, Series B, zero cpn., 12/01/12 ....................................................       1,030,000           833,764
   Citysavers, Series B, zero cpn., 6/01/13 .....................................................       1,030,000           813,504
   Citysavers, Series B, zero cpn., 12/01/13 ....................................................       1,030,000           793,430
   Citysavers, Series B, zero cpn., 6/01/14 .....................................................       1,030,000           774,766
   Citysavers, Series B, zero cpn., 12/01/14 ....................................................       1,030,000           755,752
   Citysavers, Series B, zero cpn., 6/01/15 .....................................................       1,030,000           735,708
   Citysavers, Series B, zero cpn., 12/01/15 ....................................................       1,030,000           717,168
   Citysavers, Series B, zero cpn., 6/01/16 .....................................................       1,030,000           699,576
   Citysavers, Series B, zero cpn., 12/01/16 ....................................................       1,030,000           682,272
   Citysavers, Series B, zero cpn., 6/01/17 .....................................................       1,030,000           665,277
   Citysavers, Series B, zero cpn., 12/01/17 ....................................................       1,030,000           648,581
   Citysavers, Series B, zero cpn., 6/01/18 .....................................................       1,030,000           632,173
   Citysavers, Series B, zero cpn., 12/01/18 ....................................................       1,005,000           602,578
   Citysavers, Series B, zero cpn., 6/01/19 .....................................................       1,030,000           601,005
   Citysavers, Series B, zero cpn., 12/01/19 ....................................................       1,030,000           587,038
   Citysavers, Series B, zero cpn., 6/01/20 .....................................................      10,000,000         5,164,400
   Fiscal 2003, Series I, 5.00%, 3/01/29 ........................................................      10,000,000        10,170,800
   Fiscal 2003, Series I, 5.00%, 3/01/30 ........................................................      14,785,000        15,029,100
   Pre-Refunded, 5.50%, 5/15/24 .................................................................       8,920,000         9,577,850
   Refunding, 5.50%, 5/15/24 ....................................................................       1,080,000         1,145,351
   Refunding, Series H, 6.125%, 8/01/25 .........................................................         285,000           295,135
   Series A, FSA Insured, 6.00%, 5/15/30 ........................................................       1,095,000         1,187,692
   Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 ..........................................       5,155,000         5,638,848
   Series A, Pre-Refunded, 6.25%, 8/01/17 .......................................................       2,675,000         2,725,986
   Series B, 7.00%, 2/01/18 .....................................................................          25,000            25,047
   Series B, Pre-Refunded, 6.00%, 8/15/26 .......................................................         915,000           933,026
   Series C, 7.00%, 2/01/12 .....................................................................         705,000           708,560
   Series C, FSA Insured, 5.125%, 3/15/25 .......................................................       6,500,000         6,764,615


26 | Annual Report

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York City GO, (continued)
   Series D, 8.00%, 8/01/17 .....................................................................   $       5,000    $        5,033
   Series D, 7.50%, 2/01/18 .....................................................................           5,000             5,011
   Series D, 5.125%, 8/01/19 ....................................................................       1,985,000         2,058,961
   Series D, 5.25%, 8/01/21 .....................................................................      10,205,000        10,450,430
   Series D, 5.25%, 10/15/23 ....................................................................       5,000,000         5,238,850
   Series D, 5.50%, 6/01/24 .....................................................................      23,945,000        25,499,749
   Series D, 5.00%, 10/15/29 ....................................................................       5,000,000         5,092,150
   Series D, 5.00%, 11/01/34 ....................................................................       5,000,000         5,092,500
   Series D, FGIC Insured, 5.25%, 8/01/21 .......................................................       5,355,000         5,497,871
   Series D, Pre-Refunded, 5.25%, 8/01/21 .......................................................       4,295,000         4,414,530
   Series F, 5.875%, 8/01/24 ....................................................................         620,000           631,309
   Series F, 5.30%, 1/15/26 .....................................................................      45,000,000        47,167,650
   Series F, Pre-Refunded, 5.875%, 8/01/24 ......................................................       6,380,000         6,497,902
   Series G, Pre-Refunded, 6.00%, 10/15/26 ......................................................       9,900,000        10,310,652
   Series H, 7.20%, 2/01/15 .....................................................................           5,000             5,010
   Series H, FSA Insured, 5.375%, 8/01/27 .......................................................       8,510,000         8,816,275
   Series H, MBIA Insured, 5.125%, 8/01/25 ......................................................       3,885,000         4,008,232
   Series H, MBIA Insured, Pre-Refunded, 5.125%, 8/01/25 ........................................         115,000           119,690
   Series H, Pre-Refunded, 6.125%, 8/01/25 ......................................................       4,715,000         4,892,473
   Series I, Pre-Refunded, 6.25%, 4/15/27 .......................................................       9,500,000         9,805,615
   Series M, 5.00%, 4/01/35 .....................................................................      10,000,000        10,192,200
New York City IDA Civic Facility Revenue,
   College of New Rochelle Project, 5.80%, 9/01/26 ..............................................       1,500,000         1,559,100
   Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35 .....................      12,820,000        13,213,061
   Institute of International Education Inc. Project, 5.25%, 9/01/21 ............................       1,530,000         1,607,678
   Institute of International Education Inc. Project, 5.25%, 9/01/31 ............................       5,235,000         5,453,247
   New York University Project, AMBAC Insured, 5.00%, 7/01/31 ...................................      18,000,000        18,444,420
   Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 .........................       3,975,000         4,041,621
New York City Municipal Finance Authority Water and Sewer System Revenue, Series B,
 5.00%, 6/15/36 .................................................................................      25,000,000        25,714,750
New York City Municipal Water Finance Authority Revenue, Series B, 5.00%, 6/15/26 ...............      25,000,000        25,794,750
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
   Fiscal, Refunding, Series C, 5.00%, 6/15/35 ..................................................      10,000,000        10,238,800
   Refunding, Series B, 6.10%, 6/15/31 ..........................................................      11,005,000        12,032,207
   Refunding, Series B, 6.00%, 6/15/33 ..........................................................       6,040,000         6,581,426
   Refunding, Series D, 5.00%, 6/15/37 ..........................................................      14,865,000        15,244,801
   Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 ...........................................      34,175,000        35,510,559
   Series A, FGIC Insured, 5.25%, 6/15/33 .......................................................       7,000,000         7,300,930
   Series A, FGIC Insured, Pre-Refunded, 5.75%, 6/15/31 .........................................      19,315,000        20,646,383
   Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 .........................................      11,655,000        12,375,512
   Series A, Pre-Refunded, 5.75%, 6/15/30 .......................................................      41,190,000        44,029,227
   Series B, FGIC Insured, 5.125%, 6/15/30 ......................................................      12,500,000        12,757,500
   Series B, MBIA Insured, Pre-Refunded, 5.50%, 6/15/27 .........................................      32,620,000        33,564,023
   Series B, Pre-Refunded, 5.75%, 6/15/26 .......................................................      24,455,000        25,211,393
   Series B, Pre-Refunded, 6.10%, 6/15/31 .......................................................       3,995,000         4,391,464
   Series B, Pre-Refunded, 6.00%, 6/15/33 .......................................................      10,260,000        11,240,035


                                                              Annual Report | 27

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York City Transitional Finance Authority Revenue,
   Future Tax Secured Bonds, Series C, MBIA Insured, 5.00%, 5/01/29 .............................   $     870,000    $      900,154
   Future Tax Secured Bonds, Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ...............         495,000           517,844
   Future Tax Secured, 2004, Series C, Pre-Refunded, 5.50%, 5/01/25 .............................          55,000            58,290
   Future Tax Secured, 2004, Series C, Pre-Refunded, 5.00%, 5/01/26 .............................           5,000             5,175
   Future Tax Secured, 2005, Series A, Pre-Refunded, 5.125%, 8/15/21 ............................       6,120,000         6,285,056
   Future Tax Secured, 2005, Series B, 5.00%, 5/01/26 ...........................................       2,695,000         2,759,384
   Future Tax Secured, 2005, Series B, Pre-Refunded, 5.00%, 5/01/26 .............................         980,000         1,014,359
   Future Tax Secured, 2005, Series C, 5.00%, 5/01/29 ...........................................       3,710,000         3,805,718
   Future Tax Secured, 2005, Series C, Pre-Refunded, 5.50%, 5/01/25 .............................       5,515,000         5,844,852
   Future Tax Secured, 2005, Series C, Pre-Refunded, 5.00%, 5/01/29 .............................       1,505,000         1,574,456
   Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 .......................       3,000,000         3,087,600
   Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ........................      15,000,000        15,462,900
   Future Tax Secured, Series A, 5.25%, 5/01/31 .................................................       2,585,000         2,704,091
   Future Tax Secured, Series A, 5.25%, 8/01/31 .................................................      30,605,000        32,281,236
   Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 ...................................      15,805,000        16,197,596
   Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 .....................         260,000           275,387
   Future Tax Secured, Series A, Pre-Refunded, 5.125%, 8/15/21 ..................................       8,815,000         9,052,740
   Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 ..................................      20,000,000        21,520,200
   Future Tax Secured, Series A, Pre-Refunded, 5.00%, 8/15/27 ...................................       6,915,000         7,091,470
   Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 ...................................      29,000,000        31,302,890
   Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 ...................................      24,420,000        26,136,971
   Future Tax Secured, Series B, 5.00%, 5/01/30 .................................................       7,520,000         7,752,218
   Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 ..................................      15,000,000        16,407,900
   Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/24 ..................................      16,800,000        18,060,672
   Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 ...................................       4,430,000         4,694,958
   Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/26 ...................................         320,000           331,219
   Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/29 ...................................       8,655,000         9,054,428
   Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 ..................................      13,660,000        14,685,046
   Future Tax Secured, Series D, 5.00%, 2/01/27 .................................................      62,025,000        63,895,674
   Future Tax Secured, Series E, 5.00%, 2/01/25 .................................................       5,000,000         5,165,350
   Future Tax Secured, Series E, 5.00%, 2/01/27 .................................................      10,000,000        10,301,600
   Future Tax Secured, Series E, 5.00%, 2/01/33 .................................................      18,035,000        18,474,693
   Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 .........................................       2,270,000         2,374,761
New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
 Pre-Refunded, 5.25%, 1/01/29 ...................................................................      79,840,000        84,754,152
New York City Trust Cultural Resources Revenue,
   Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ..........................      15,500,000        16,126,045
   Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ..................................      10,500,000        10,801,980
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
 AMBAC Insured, 5.00%,
   11/15/35 .....................................................................................      10,000,000        10,303,400
   11/15/44 .....................................................................................      23,000,000        23,609,040
New York IDA Parking Facility Revenue, Royal Charter Presbyterian,
 FSA Insured, 5.25%, 12/15/32 ...................................................................       1,525,000         1,605,291
New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
 AMBAC Insured, 5.25%, 6/01/21 ..................................................................      18,000,000        19,056,060


28 | Annual Report

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Commissioner of General Services Revenue,
   People of the State of New York, Certificate of Lease Assessment,
    5.70%, 3/01/29 ..............................................................................   $  64,102,268    $   66,116,361
    5.75%, 3/01/29 ..............................................................................      33,984,221        35,109,438
New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 ...............................       6,830,000         7,187,414
New York State Dormitory Authority Lease Revenue,
   Court Facilities, Pre-Refunded, 6.00%, 5/15/39 ...............................................      58,245,000        63,600,045
   Court Facilities, Series A, Pre-Refunded, 5.375%, 5/15/23 ....................................       4,000,000         4,358,360
   Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 ............................................      12,650,000        13,013,687
   State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27 ............       2,000,000         2,167,920
   State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31 ............       7,700,000         8,205,197
   State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32 ..........................       5,500,000         5,854,750
   State University Dormitory Facilities, Series A, 6.00%, 7/01/30 ..............................       5,750,000         6,292,742
   State University Dormitory Facilities, Series B, MBIA Insured, 5.125%, 7/01/28 ...............       1,365,000         1,435,598
   State University Dormitory Facilities, Series B, MBIA Insured, Pre-Refunded,
    5.125%, 7/01/28 .............................................................................       3,435,000         3,612,658
   State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded,
    5.50%, 7/01/19 ..............................................................................       5,090,000         5,408,227
   State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded,
    5.50%, 7/01/29 ..............................................................................       9,250,000         9,828,310
New York State Dormitory Authority Revenue,
   FGIC Insured, Pre-Refunded, 5.125%, 5/15/31 ..................................................      45,000,000        48,629,700
   Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 .............................       4,000,000         4,183,200
   Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 ..............................       5,500,000         5,631,230
   School Districts Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 ...................       9,500,000         9,758,210
   State University Educational Facilities, 5.125%, 5/15/21 .....................................      12,090,000        12,439,885
   State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 .......................       2,910,000         3,020,260
   Teachers College, MBIA Insured, 5.00%, 7/01/22 ...............................................       2,885,000         2,988,716
   Teachers College, MBIA Insured, 5.00%, 7/01/32 ...............................................       6,000,000         6,176,940
   Upstate Community Colleges, Series A, 5.00%, 7/01/27 .........................................       3,720,000         3,838,184
   Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/31 ...........................       7,365,000         7,875,615
New York State Dormitory Authority Revenues,
   Bishop Henry B. Hucles Nursing Home, 6.00%, 7/01/24 ..........................................       2,545,000         2,600,277
   Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 ............................................       4,730,000         4,855,203
   City University System Consolidated, Fourth General, Series A, FGIC Insured,
    Pre-Refunded, 5.25%, 7/01/30 ................................................................      20,705,000        21,939,432
   City University System Consolidated, Fourth, Series A, Pre-Refunded, 5.25%, 7/01/31 ..........      12,000,000        12,841,200
   City University System Consolidated, FSA Insured, Pre-Refunded, 5.375%, 7/01/24 ..............       5,000,000         5,229,650
   City University System Consolidated, Series 1, FGIC Insured,
    Pre-Refunded, 5.375%, 7/01/24 ...............................................................      14,300,000        14,956,799
   City University System Consolidated, Series 1, MBIA Insured,
    Pre-Refunded, 5.125%, 7/01/27 ...............................................................       6,680,000         6,961,562
   City University System Consolidated, Series C, 7.50%, 7/01/10 ................................      12,850,000        13,784,195
   City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 ...........................       1,870,000         1,958,975
   City University System Consolidated, Third General, Series 1, FSA Insured,
    Pre-Refunded, 5.50%, 7/01/29 ................................................................      38,375,000        40,774,205
   City University System Consolidated, Third, Refunding, Series 1,
    FGIC Insured, 5.25%, 7/01/25 ................................................................       4,100,000         4,289,748


                                                              Annual Report | 29

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
   City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%, 7/01/20 ......   $  13,000,000    $   13,282,360
   City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%, 7/01/26 ......       6,020,000         6,150,574
   City University, Third General, Series 2, Pre-Refunded, 6.20%, 7/01/22 .......................      28,555,000        29,178,356
   Concord Nursing Home Inc., 6.50%, 7/01/29 ....................................................       2,500,000         2,693,300
   Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.00%, 7/01/29 ..........       9,700,000        10,031,546
   Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.125%, 7/01/34 .........      15,000,000        15,690,150
   Fordham University, MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 ...............................       4,510,000         4,677,682
   Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 ..................................         490,000           506,925
   Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ...............       5,000,000         5,270,800
   Ithaca College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/26 ..................................       2,000,000         2,073,500
   Long Island University, Refunding, Radian Insured, 5.125%, 9/01/23 ...........................       1,800,000         1,854,396
   Long Island University, Refunding, Radian Insured, 5.25%, 9/01/28 ............................       1,500,000         1,554,705
   Mental Health Facilities Improvement, Series B, 5.00%, 2/15/33 ...............................      35,000,000        35,714,350
   Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%, 2/15/30 .......       5,000,000         5,159,750
   Mental Health Services Facilities Improvement, Series B, MBIA Insured, 5.25%, 8/15/31 ........       4,160,000         4,324,278
   Mental Health Services Facilities Improvement, Series B, MBIA Insured,
    Pre-Refunded, 6.00%, 2/15/25 ................................................................       5,460,000         5,897,401
   Mental Health Services Facilities Improvement, Series B, MBIA Insured,
    Pre-Refunded, 6.00%, 2/15/30 ................................................................       4,300,000         4,644,473
   Mental Health Services Facilities Improvement, Series B, MBIA Insured,
    Pre-Refunded, 5.25%, 8/15/31 ................................................................       3,975,000         4,249,951
   Mental Health Services Facilities Improvement, Series D, FSA Insured,
    Pre-Refunded, 5.50%, 2/15/21 ................................................................       1,015,000         1,086,953
   Mental Health Services Facilities Improvement, Series D, FSA Insured,
    Pre-Refunded, 5.50%, 8/15/21 ................................................................       2,065,000         2,211,388
   Mental Health Services Facilities Improvement, Series D, FSA Insured,
    Pre-Refunded, 5.25%, 8/15/30 ................................................................       4,460,000         4,733,175
   Mental Health Services Facilities Improvement, Series D, MBIA Insured, 5.00%, 8/15/17 ........      22,985,000        23,711,786
   Mental Health Services Facilities Improvement, Series D, MBIA Insured,
    Pre-Refunded, 5.00%, 8/15/17 ................................................................          15,000            15,581
   Mental Health Services, Series A, Pre-Refunded, 5.75%, 8/15/22 ...............................       1,355,000         1,401,449
   Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 ...............................       9,070,000         9,380,920
   Mental Health, Pre-Refunded, 6.00%, 8/15/21 ..................................................       1,600,000         1,657,552
   Mental Health, Refunding, Series B, 5.75%, 8/15/12 ...........................................       2,140,000         2,210,791
   Mental Health, Series B, Pre-Refunded, 5.75%, 8/15/12 ........................................          25,000            25,848
   Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 ............................................       6,000,000         6,178,080
   New School University, MBIA Insured, 5.00%, 7/01/31 ..........................................       2,500,000         2,561,725
   New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 ..............................       4,900,000         5,169,745
   New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 .................................       3,500,000         3,596,040
   New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 .................................       5,000,000         5,123,450
   New York University, Series A, FGIC Insured, 5.00%, 7/01/34 ..................................      15,200,000        15,698,712
   Non State Supported Debt, Cornell University, Series A, 5.00%, 7/01/31 .......................      10,000,000        10,360,000
   Non State Supported Debt, Cornell University, Series A, 5.00%, 7/01/35 .......................      10,500,000        10,843,770
   Non State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/27 ...................       2,435,000         2,522,538
   Non State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/32 ...................       3,125,000         3,208,781
   Non State Supported Debt, Fordham University, FGIC Insured, Pre-Refunded,
    5.00%, 7/01/27 ..............................................................................       3,585,000         3,826,235


30 | Annual Report

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
   Non State Supported Debt, Fordham University, FGIC Insured,
    Pre-Refunded, 5.00%, 7/01/32 ................................................................   $   4,610,000    $    4,920,207
   Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 .............       7,750,000         8,003,270
   Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/33 .............       5,200,000         5,347,316
   Non State Supported Debt, Montefiore Medical Center, FGIC Insured, 5.00%, 2/01/28 ............      10,060,000        10,373,067
   Non State Supported Debt, School Districts Bond Financing, Refunding, Series C,
    MBIA Insured, 5.00%, 4/01/35 ................................................................       7,525,000         7,740,742
   Non State Supported Debt, School Districts Bond Financing, Series B,
    MBIA Insured, 5.00%, 10/01/34 ...............................................................       5,000,000         5,176,750
   Non State Supported Debt, School Districts Bond Financing, Series C,
    MBIA Insured, 5.00%, 4/01/26 ................................................................       1,500,000         1,557,345
   North Shore L.I. Jewish Group, 5.50%, 5/01/33 ................................................       2,500,000         2,621,175
   Nursing Home, Arden Hill, FHA Insured, Pre-Refunded, 5.85%, 8/01/26 ..........................       4,085,000         4,230,916
   Nursing Home, Center for Nursing, FHA Insured, 5.55%, 8/01/37 ................................       8,435,000         8,773,075
   Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 ....................................       1,930,000         1,976,629
   Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ..................................       2,000,000         2,083,920
   Rockefeller University, Series A1, 5.00%, 7/01/32 ............................................      11,500,000        11,826,830
   Second Hospital, Interfaith Medical Center, Series D, 5.40%, 2/15/28 .........................      14,000,000        14,408,660
   Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 ..............................       6,500,000         6,688,695
   Skidmore College, FGIC Insured, 5.00%, 7/01/33 ...............................................       6,565,000         6,798,386
   St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 .................................       1,000,000         1,052,670
   St. John's University, Refunding, MBIA Insured, 5.25%, 7/01/25 ...............................       5,770,000         5,983,721
   St. John's University, Refunding, Series A, MBIA Insured, 5.25%, 7/01/25 .....................       5,310,000         5,620,157
   State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23 ..........................       1,725,000         1,789,394
   State University Adult Facility, Series B, Pre-Refunded, 5.375%, 5/15/23 .....................       9,500,000        10,175,450
   Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28 ...........................       7,690,000         7,886,941
   Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 6.00%, 8/15/21 .............         160,000           165,755
   Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%, 2/15/28 .............       1,505,000         1,600,673
   Supported Debt, Mental Health Services Facilities Improvement, Series B,
    MBIA Insured, Pre-Refunded, 5.25%, 8/15/31 ..................................................       1,865,000         1,998,553
   Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 ..................          85,000            87,782
   Supported Debt, Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 ...............         215,000           222,370
   Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/25 ...............          95,000           101,762
   Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/30 ...............          80,000            85,553
   Supported Debt, Mental Health Services, Series B, MBIA Insured,
    Pre-Refunded, 6.00%, 2/15/25 ................................................................         545,000           588,660
   Supported Debt, Mental Health Services, Series B, MBIA Insured,
    Pre-Refunded, 6.00%, 2/15/30 ................................................................         485,000           523,853
   Supported Debt, Mental Health, Series A, 5.75%, 8/15/22 ......................................          25,000            25,818
   Supported Debt, Mental Health, Series A, Pre-Refunded, 5.75%, 8/15/22 ........................          10,000            10,343
   Supported Debt, Mental Health, Series D, 6.00%, 8/15/21 ......................................          25,000            25,861
   Supported Debt, Mental Health, Series D, FSA Insured, 5.50%, 2/15/21 .........................          25,000            26,463
   Supported Debt, Mental Health, Series D, FSA Insured, 5.50%, 8/15/21 .........................          45,000            47,633
   Supported Debt, Mental Health, Series D, FSA Insured, 5.25%, 8/15/30 .........................         375,000           391,148
   Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%, 2/15/21 ...........          95,000           101,735
   Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%, 8/15/21 ...........         205,000           219,532
   Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.25%, 8/15/30 ...........         165,000           175,106


                                                              Annual Report | 31

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
   Supported Debt, State University Educational Facilities, Pre-Refunded, 5.00%, 5/15/17 ........   $     420,000    $      434,935
   Supported Debt, State University Educational Facilities, Refunding, 5.00%, 5/15/17 ...........       3,180,000         3,268,309
   Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/19 ..............       4,610,000         4,750,328
   Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28 ..............      16,360,000        16,689,490
   Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/19 ...........       2,620,000         2,746,074
   Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/28 ...........       9,315,000         9,763,238
   The Highlands Living, FHA Insured, 6.60%, 2/01/34 ............................................       3,220,000         3,235,037
   Upstate Community Colleges, Series A, Pre-Refunded, 6.00%, 7/01/22 ...........................       7,000,000         7,311,920
   Upstate Community Colleges, Series A, Pre-Refunded, 6.125%, 7/01/27 ..........................      11,845,000        12,388,330
   W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 .........................................       6,800,000         6,962,996
   Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 ...........................................      13,260,000        13,925,254
   Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 ...........................................      23,510,000        24,591,695
New York State Dormitory Authority State Personal Income Tax Revenue, Education,
 Series A, AMBAC Insured, 5.00%, 3/15/34 ........................................................      10,325,000        10,657,465
New York State Energy Research and Development Authority PCR,
 Niagara Mohawk Power Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ..............      20,000,000        20,797,000
New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%, 6/15/14 .......       1,190,000         1,191,618
New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
 Revolving Funds,
   Pooled Financing, Series B, 5.25%, 5/15/31 ...................................................       9,595,000        10,014,206
   Series C, 5.25%, 6/15/31 .....................................................................      37,600,000        39,268,312
New York State HFA Service Contract Obligation Revenue,
   Series A, 6.50%, 3/15/24 .....................................................................         330,000           332,676
   Series A, 6.50%, 3/15/25 .....................................................................         860,000           875,102
   Series A, 6.00%, 3/15/26 .....................................................................         970,000           994,095
   Series A, Pre-Refunded, 6.375%, 9/15/15 ......................................................       4,430,000         4,583,544
   Series A, Pre-Refunded, 6.00%, 3/15/26 .......................................................      15,755,000        16,173,453
   Series A-2003, 6.375%, 9/15/15 ...............................................................          30,000            30,521
   Series C, 6.30%, 3/15/22 .....................................................................       1,950,000         1,953,491
   Series C, 5.50%, 3/15/25 .....................................................................      17,015,000        17,630,092
New York State HFA State Personal Income Tax Revenue,
 Economic Development and Housing, Series A,
   FGIC Insured, 5.00%, 9/15/34 .................................................................       9,330,000         9,562,504
   Pre-Refunded, 5.125%, 9/15/28 ................................................................      12,425,000        13,369,176
   Pre-Refunded, 5.00%, 3/15/33 .................................................................       7,000,000         7,480,130
New York State HFAR,
   Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ....................................       4,380,000         4,395,987
   Health Facilities of New York City, Refunding, Series A, 6.00%, 5/01/07 ......................      11,200,000        11,428,928
   Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 .....................       2,400,000         2,456,832
   Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ..................      20,645,000        21,079,164
   Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 .................      27,800,000        28,413,268
   MFM Housing, Refunding, Series A, FHA Insured, 7.00%, 8/15/22 ................................         495,000           495,604
   MFM Housing, Refunding, Series C, FHA Insured, 6.45%, 8/15/14 ................................         275,000           275,341
   MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 ......................................       2,280,000         2,282,941
   MFM, Refunding, Series C, FHA Insured, 6.50%, 8/15/24 ........................................       1,850,000         1,852,313
   MFM, Second Mortgage Program, Series D, 6.25%, 8/15/23 .......................................       2,500,000         2,501,925
   MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 .................................................          90,000            90,120


32 | Annual Report

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Local Government Assistance Corp. Revenue, Refunding, Series B,
 MBIA Insured, 4.875%, 4/01/20 ..................................................................   $   4,080,000    $    4,187,875
New York State Medical Care Facilities Finance Agency Revenue,
   Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23 ...........      10,235,000        10,469,177
   Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23 .............................       7,200,000         7,218,432
   Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33 ............................       5,880,000         5,895,053
   Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/35 ..............................       2,200,000         2,225,102
   Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 2/15/35 ..............................       6,250,000         6,343,875
   Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 .............................      13,200,000        13,402,620
   Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 ......................       1,220,000         1,221,928
   Security Mortgage, 2006, Series A, 6.375%, 11/15/20 ..........................................       7,090,000         7,241,726
   Series A, FHA Insured, 6.125%, 2/15/15 .......................................................         295,000           298,363
   Series A, FHA Insured, Pre-Refunded, 6.125%, 2/15/15 .........................................         810,000           821,583
New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
   5.25%, 6/01/21 ...............................................................................       5,110,000         5,365,755
   5.25%, 12/01/21 ..............................................................................       8,025,000         8,451,288
   5.25%, 6/01/22 ...............................................................................       3,400,000         3,574,318
   5.25%, 12/01/22 ..............................................................................       5,000,000         5,256,350
   5.00%, 6/01/23 ...............................................................................       5,925,000         6,093,803
   5.00%, 12/01/23 ..............................................................................       3,000,000         3,085,470
New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
 AMBAC Insured, 5.25%, 5/15/31 ..................................................................       4,145,000         4,316,727
New York State Power Authority Revenue, Series A, 5.25%,
   11/15/30 .....................................................................................       2,000,000         2,093,360
   11/15/40 .....................................................................................       9,000,000         9,349,740
New York State Thruway Authority General Revenue,
   AMBAC Insured, 5.00%, 1/01/30 ................................................................      10,000,000        10,352,000
   Refunding, Series E, FGIC Insured, 5.00%, 1/01/25 ............................................       5,500,000         5,632,000
   Refunding, Series G, FSA Insured, 5.00%, 1/01/30 .............................................      10,000,000        10,361,200
   Series D, Pre-Refunded, 5.25%, 1/01/21 .......................................................      41,675,000        42,475,160
   Series D, Pre-Refunded, 5.375%, 1/01/27 ......................................................      10,975,000        11,300,957
   Series G, FSA Insured, 5.00%, 1/01/32 ........................................................      15,000,000        15,507,900
New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
   Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 ...........................................      20,000,000        20,796,600
   Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 ...........................................      18,835,000        19,555,815
   Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/17 .........................................       9,000,000         9,406,350
   Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/20 .........................................       2,500,000         2,666,575
   Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/21 .........................................       2,500,000         2,666,575
   Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 .......................................       2,000,000         2,165,140
   Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 .......................................       2,000,000         2,165,140
New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
 Series A, 5.00%, 3/15/22 .......................................................................      14,270,000        14,745,762
New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
   AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 .................................................      10,555,000        11,286,567
   Pre-Refunded, 5.75%, 4/01/19 .................................................................      30,000,000        31,952,400


                                                              Annual Report | 33

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Urban Development Corp. Revenue,
   Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/16 ......................   $   3,000,000    $    3,094,590
   Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/27 ......................      10,000,000        10,315,300
   Correctional Facilities Service Contract, Series A, Pre-Refunded, 5.00%, 1/01/28 .............      14,000,000        14,563,500
   Correctional Facilities Service Contract, Series B, Pre-Refunded, 5.00%, 1/01/25 .............      21,055,000        21,943,310
   Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
    6.00%, 1/01/29 ..............................................................................      34,135,000        36,406,002
   Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded,
    5.25%, 1/01/30 ..............................................................................      10,000,000        10,659,200
   Correctional, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/18 ...........................      12,000,000        12,483,000
   FGIC Insured, 5.00%, 3/15/29 .................................................................       7,000,000         7,227,080
   Personal Income Tax, Series C-1, FGIC Insured, Pre-Refunded, 5.00%, 3/15/28 ..................       4,900,000         5,236,091
   Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25 ................................       3,225,000         3,446,203
   Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32 ................      20,000,000        21,544,200
   State Personal Income Tax, Series B Empire State, MBIA Insured, Pre-Refunded,
    5.00%, 3/15/33 ..............................................................................      11,010,000        11,765,176
   State Personal Income Tax, Series B Empire State, Pre-Refunded, 5.125%, 3/15/29 ..............       9,000,000         9,683,910
Niagara Falls City School District COP, High School Facility, Pre-Refunded, 5.375%, 6/15/28 .....       5,000,000         5,209,500
Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%, 7/15/34 ............       9,000,000         9,265,320
Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
 Refunding, MBIA Insured, zero cpn., 4/01/30 ....................................................      21,170,000         5,638,629
Otsego County IDA Civic Facility Revenue, Hartwick College Project, Series A,
 Pre-Refunded, 5.50%, 7/01/19 ...................................................................       3,400,000         3,602,402
Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer County Nursing Home,
   Series A, 6.90%, 6/01/24 .....................................................................       9,755,000         9,850,794
   Series B, 6.90%, 6/01/24 .....................................................................       3,265,000         3,297,062
Sachem Central School District Holbrook GO, Series B, MBIA Insured, 5.00%,
   10/15/27 .....................................................................................       3,885,000         4,025,054
   10/15/28 .....................................................................................       2,000,000         2,068,300
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
   10/15/29 .....................................................................................      22,500,000        23,370,750
   10/15/32 .....................................................................................     104,975,000       108,741,503
St. Lawrence County IDA Civic Facility Revenue, Clarkson University Project, Series A,
 5.50%, 7/01/29 .................................................................................       6,000,000         6,271,680
Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
 AMBAC Insured, 5.00%, 4/15/16 ..................................................................       2,720,000         2,841,530
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
   5.25%, 1/01/16 ...............................................................................       4,000,000         3,586,960
   5.375%, 1/01/23 ..............................................................................       4,760,000         4,032,862
Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded, 5.75%, 7/01/30 ..........       7,510,000         8,163,370
Triborough Bridge and Tunnel Authority Revenues,
   Convention Center Project, Series E, zero cpn., 1/01/12 ......................................      21,625,000        17,023,632
   General Purpose, Refunding, Series A, 5.00%, 1/01/27 .........................................      34,500,000        35,477,730
   General Purpose, Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 ...........................       3,770,000         3,873,072
   General Purpose, Refunding, Series B, 5.125%, 11/15/29 .......................................      17,175,000        17,945,127
   General Purpose, Refunding, Series B, 5.00%, 11/15/32 ........................................      10,000,000        10,243,000
   General Purpose, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 ..........................      10,000,000        10,361,600
   General Purpose, Series A, 5.00%, 1/01/32 ....................................................       6,110,000         6,240,754


34 | Annual Report

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NEW YORK (CONTINUED)
Triborough Bridge and Tunnel Authority Revenues, (continued)
   General Purpose, Series A, FGIC Insured, Pre-Refunded, 5.00%, 1/01/32 ........................   $  12,245,000    $   13,007,863
   General Purpose, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/32 ........................      20,230,000        21,490,329
   General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 .....................................      24,310,000        25,976,207
   General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/32 ......................................      34,340,000        36,479,382
   General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 ........................       4,110,000         4,551,291
   General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 ......................................      15,000,000        16,610,550
   General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 ......................................      32,185,000        36,252,218
   Refunding, MBIA Insured, 5.00%, 11/15/26 .....................................................      10,000,000        10,356,000
   Refunding, MBIA Insured, 5.00%, 11/15/32 .....................................................      22,875,000        23,585,497
   Series A, FGIC Insured, 5.00%, 1/01/32 .......................................................       1,970,000         2,023,860
   sub. bond, AMBAC Insured, 5.00%, 11/15/28 ....................................................      15,000,000        15,517,500
TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1, Pre-Refunded, 6.25%,
   7/15/27 ......................................................................................      35,000,000        37,921,450
   7/15/34 ......................................................................................      40,000,000        43,338,800
United Nations Development Corp. Revenue, senior lien, Refunding, Series A, 5.25%,
   7/01/23 ......................................................................................       2,500,000         2,546,325
   7/01/25 ......................................................................................       2,000,000         2,037,060
Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute,
   5.40%, 7/15/30 ...............................................................................       1,000,000         1,062,080
   Series A, 5.50%, 7/15/29 .....................................................................       9,915,000        10,484,914
Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured, 5.00%, 12/01/27 ........       8,115,000         8,422,721
Westchester Tobacco Asset Securitization Corp. Revenue,
   Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 ...........................................      15,000,000        16,852,050
   Refunding, 5.00%, 6/01/26 ....................................................................       2,000,000         1,965,260
   Refunding, 5.125%, 6/01/38 ...................................................................       7,000,000         6,875,680
Yonkers GO,
   Refunding, Series B, MBIA Insured, 5.00%, 8/01/30 ............................................       7,710,000         7,972,834
   Refunding, Series B, MBIA Insured, 5.00%, 8/01/35 ............................................      17,130,000        17,649,210
   Series A, AMBAC Insured, 5.00%, 9/01/31 ......................................................       8,740,000         9,058,487
                                                                                                                     --------------
                                                                                                                      4,685,535,224
                                                                                                                     --------------
U. S. TERRITORIES 0.7%
PUERTO RICO 0.6%
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
   5.00%, 7/01/36 ...............................................................................       4,000,000         4,006,120
   5.50%, 7/01/36 ...............................................................................      10,000,000        10,569,900
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
 Refunding, Series A, 5.00%, 7/01/38 ............................................................      12,000,000        11,999,520
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
 MBIA Insured, Pre-Refunded, 5.00%, 8/01/31 .....................................................       4,000,000         4,238,000
                                                                                                                     --------------
                                                                                                                         30,813,540
                                                                                                                     --------------


                                                              Annual Report | 35

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  U.S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 ...................................................................................   $   2,500,000    $    2,585,875
     10/01/18 ...................................................................................       2,500,000         2,582,500
                                                                                                                     --------------
                                                                                                                          5,168,375
                                                                                                                     --------------
  TOTAL U.S. TERRITORIES ........................................................................                        35,981,915
                                                                                                                     --------------
  TOTAL BONDS (COST $4,472,614,655) .............................................................                     4,721,517,139
                                                                                                                     --------------
  SHORT TERM INVESTMENTS 1.3%
  BONDS 1.3%
  NEW JERSEY 0.1%
a New York City Transitional Finance Authority Revenue, New York City Recovery, Series 1,
   Sub Series 1C, Daily VRDN and Put, 3.50%, 11/01/22 ...........................................       4,200,000         4,200,000
  NEW YORK 1.2%
a Jay Street Development Corp. Courts Facility Lease Revenue,
     Jay Street Project, Series A, Daily VRDN and Put, 3.47%, 5/01/22 ...........................       2,185,000         2,185,000
     New York City Jay Street Project, Series A-4, Daily VRDN and Put, 3.47%, 5/01/22 ...........       1,045,000         1,045,000
a Long Island Power Authority Electric System Revenue,
     Sub Series 2, Daily VRDN and Put, 3.47%, 5/01/33 ...........................................       3,780,000         3,780,000
     Sub Series 3B, Daily VRDN and Put, 3.56%, 5/01/33 ..........................................       8,000,000         8,000,000
a MTA Revenue, Transportation, Sub Series G-2, Daily VRDN and Put, 3.50%, 11/01/26 ..............      21,600,000        21,600,000
a New York City GO, Sub Series H-2, Daily VRDN and Put, 3.56%, 1/01/36 ..........................      10,250,000        10,250,000
a New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 3.47%, 6/15/18 .................       9,760,000         9,760,000
     Series G, FGIC Insured, Daily VRDN and Put, 3.47%, 6/15/24 .................................         200,000           200,000
a New York City Transitional Finance Authority Revenue, Future Tax Secured, Series C,
   Daily VRDN and Put, 3.50%, 5/01/28 ...........................................................       1,500,000         1,500,000
                                                                                                                     --------------
  TOTAL SHORT TERM INVESTMENTS (COST $62,520,000) ...............................................                        62,520,000
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $4,535,134,655) 98.7% .................................................                     4,784,037,139
  OTHER ASSETS, LESS LIABILITIES 1.3% ...........................................................                        64,301,842
                                                                                                                     --------------
  NET ASSETS 100.0% .............................................................................                    $4,848,338,981
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 37.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


36 | See notes to financial statements. | Annual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2006

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority/Agency Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority/Agency Revenue
MFM   - Multi-Family Mortgage
MBIA  - Municipal Bond Investors Assurance Corp.
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
XLCA  - XL Capital Assurance


                         Annual Report | See notes to financial statements. | 37

Franklin New York Tax-Free Income Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2006

Assets:
 Investments in securities:
  Cost .......................................................   $4,535,134,655
                                                                 --------------
  Value ......................................................   $4,784,037,139
 Cash ........................................................           28,222
 Receivables:
  Capital shares sold ........................................        4,359,889
  Interest ...................................................       68,283,152
                                                                 --------------
        Total assets .........................................    4,856,708,402
                                                                 --------------
Liabilities:
 Payables:
  Capital shares redeemed ....................................        5,255,245
  Affiliates .................................................        2,828,799
 Accrued expenses and other liabilities ......................          285,377
                                                                 --------------
        Total liabilities ....................................        8,369,421
                                                                 --------------
            Net assets, at value .............................   $4,848,338,981
                                                                 ==============
Net assets consist of:
 Paid-in capital .............................................   $4,596,025,576
 Undistributed net investment income .........................        3,931,276
 Net unrealized appreciation (depreciation) ..................      248,902,484
 Accumulated net realized gain (loss) ........................         (520,355)
                                                                 --------------
        Net assets, at value .................................   $4,848,338,981
                                                                 ==============


38 | See notes to financial statements. | Annual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
May 31, 2006

CLASS A:
 Net assets, at value .......................................................    $4,351,377,603
                                                                                 ==============
 Shares outstanding .........................................................       371,257,718
                                                                                 ==============
 Net asset value per share a ................................................    $        11.72
                                                                                 ==============
 Maximum offering price per share (net asset value per share / 95.75%) ......    $        12.24
                                                                                 ==============
CLASS B:
 Net assets, at value .......................................................    $  207,209,409
                                                                                 ==============
 Shares outstanding .........................................................        17,716,637
                                                                                 ==============
 Net asset value and maximum offering price per share a .....................    $        11.70
                                                                                 ==============
CLASS C:
 Net assets, at value .......................................................    $  245,444,067
                                                                                 ==============
 Shares outstanding .........................................................        20,952,787
                                                                                 ==============
 Net asset value and maximum offering price per share a .....................    $        11.71
                                                                                 ==============
ADVISOR CLASS:
 Net assets, at value .......................................................    $   44,307,902
                                                                                 ==============
 Shares outstanding .........................................................         3,778,625
                                                                                 ==============
 Net asset value and maximum offering price per share a .....................    $        11.73
                                                                                 ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 39

Franklin New York Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the year ended May 31, 2006

Investment income:
 Interest ...................................................................    $ 246,319,529
                                                                                 -------------
Expenses:
 Management fees (Note 3a) ..................................................       22,372,150
 Distribution fees (Note 3c)
  Class A ...................................................................        3,889,177
  Class B ...................................................................        1,427,688
  Class C ...................................................................        1,570,157
 Transfer agent fees (Note 3e) ..............................................        2,065,722
 Custodian fees .............................................................           69,358
 Reports to shareholders ....................................................          144,503
 Professional fees (Note 3f) ................................................           96,859
 Trustees' fees and expenses ................................................           98,058
 Other ......................................................................          197,197
                                                                                 -------------
        Total expenses ......................................................       31,930,869
                                                                                 -------------
           Net investment income ............................................      214,388,660
                                                                                 -------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from investments .................................        4,640,502
  Net change in unrealized appreciation (depreciation) on investments .......     (126,939,190)
                                                                                 -------------
Net realized and unrealized gain (loss) .....................................     (122,298,688)
                                                                                 -------------
Net increase (decrease) in net assets resulting from operations .............    $  92,089,972
                                                                                 =============


40 | See notes to financial statements. | Annual Report

Franklin New York Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 ---------------------------------
                                                                                         YEAR ENDED MAY 31,
                                                                                 ---------------------------------
                                                                                      2006               2005
                                                                                 ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................................................    $  214,388,660     $  221,187,771
  Net realized gain (loss) from investments .................................         4,640,502         12,894,854
  Net change in unrealized appreciation (depreciation) on investments .......      (126,939,190)       144,064,424
                                                                                 ---------------------------------
       Net increase (decrease) in net assets resulting from operations ......        92,089,972        378,147,049
                                                                                 ---------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A .................................................................      (193,369,520)      (201,969,159)
    Class B .................................................................        (8,446,424)        (9,225,878)
    Class C .................................................................        (9,189,670)        (9,243,050)
    Advisor Class ...........................................................        (1,531,832)        (1,135,781)
                                                                                 ---------------------------------
 Total distributions to shareholders ........................................      (212,537,446)      (221,573,868)
                                                                                 ---------------------------------
 Capital share transactions: (Note 2)
    Class A .................................................................       (38,268,025)       (72,585,682)
    Class B .................................................................       (18,377,349)        (7,935,505)
    Class C .................................................................        15,535,881         (2,588,931)
    Advisor Class ...........................................................        14,651,665          7,255,999
                                                                                 ---------------------------------
 Total capital share transactions ...........................................       (26,457,828)       (75,854,119)
                                                                                 ---------------------------------
 Redemption fees ............................................................             8,598             19,172
                                                                                 ---------------------------------
       Net increase (decrease) in net assets ................................      (146,896,704)        80,738,234
Net assets
 Beginning of year ..........................................................     4,995,235,685      4,914,497,451
                                                                                 ---------------------------------
 End of year ................................................................    $4,848,338,981     $4,995,235,685
                                                                                 =================================
Undistributed net investment income included in net assets:
 End of year ................................................................    $    3,931,276     $    2,206,703
                                                                                 =================================


                         Annual Report | See notes to financial statements. | 41

Franklin New York Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (the Trust) is registered under the Investment Company Act of 1940 (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (the
Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the


42 | Annual Report

Franklin New York Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


                                                              Annual Report | 43

Franklin New York Tax-Free Income Fund

2. SHARES OF BENEFICIAL INTEREST

At May 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                -----------------------------------------------------------------
                                                                        YEAR ENDED MAY 31,
                                                            2006                                2005
                                                -----------------------------------------------------------------
                                                   SHARES           AMOUNT             SHARES           AMOUNT
                                                -----------------------------------------------------------------
CLASS A SHARES:
 Shares sold .............................       25,080,334     $ 297,153,217        23,312,040     $ 276,349,955
 Shares issued in reinvestment of
  distributions ..........................        9,620,287       113,898,434         9,958,639       117,575,907
 Shares redeemed .........................      (37,933,640)     (449,319,676)      (39,423,254)     (466,511,544)
                                                -----------------------------------------------------------------
 Net increase (decrease) .................       (3,233,019)    $ (38,268,025)       (6,152,575)    $ (72,585,682)
                                                =================================================================
CLASS B SHARES:
 Shares sold .............................          121,344     $   1,434,647         1,159,514     $  13,699,756
 Shares issued in reinvestment of
  distributions ..........................          474,757         5,612,998           521,638         6,147,967
 Shares redeemed .........................       (2,153,006)      (25,424,994)       (2,354,517)      (27,783,228)
                                                -----------------------------------------------------------------
 Net increase (decrease) .................       (1,556,905)    $ (18,377,349)         (673,365)    $  (7,935,505)
                                                =================================================================
CLASS C SHARES:
 Shares sold .............................        3,820,326     $  45,242,049         2,834,242     $  33,632,181
 Shares issued in reinvestment of
  distributions ..........................          512,503         6,066,879           519,836         6,136,558
 Shares redeemed .........................       (3,023,098)      (35,773,047)       (3,577,047)      (42,357,670)
                                                -----------------------------------------------------------------
 Net increase (decrease) .................        1,309,731     $  15,535,881          (222,969)    $  (2,588,931)
                                                =================================================================
ADVISOR CLASS SHARES:
 Shares sold .............................        1,640,727     $  19,387,499         1,113,154     $  13,240,294
 Shares issued in reinvestment of
  distributions ..........................            5,332            63,223             5,039            59,723
 Shares redeemed .........................         (404,661)       (4,799,057)         (511,246)       (6,044,018)
                                                -----------------------------------------------------------------
 Net increase (decrease) .................        1,241,398     $  14,651,665           606,947     $   7,255,999
                                                =================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
--------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent


44 | Annual Report

Franklin New York Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------------
       0.625%            Up to and including $100 million
       0.500%            Over $100 million, up to and including $250 million
       0.450%            Over $250 million, up to and including $10 billion
       0.440%            Over $10 billion, up to and including $12.5 billion
       0.420%            Over $12.5 billion, up to and including $15 billion
       0.400%            Over $15 billion, up to and including $17.5 billion
       0.380%            Over $17.5 billion, up to and including $20 billion
       0.360%            In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.10% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ...........................................    0.65%
Class C ...........................................    0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Net sales charges received a ......................    $757,147
Contingent deferred sales charges retained ........    $367,490

a Net of commissions paid to unaffiliated broker/dealers


                                                              Annual Report | 45

Franklin New York Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $2,065,722, of which $1,429,200 was retained by Investor Services.

F. OTHER AFFILIATED TRANSACTIONS

Included in professional fees are legal fees of $28,400 that were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At May 31, 2006, the Fund had tax basis capital losses of $86,395 expiring on May 31, 2009, which may be carried over to offset future capital gains, if any. During the year ended May 31, 2006, the Fund utilized $4,529,166 of capital loss carryforwards.

The tax character of distributions paid during the years ended May 31, 2006 and 2005, was as follows:

                                                  ------------------------------
                                                      2006              2005
                                                  ------------------------------
Distributions paid from:
   Tax-exempt income ..........................   $212,537,446      $221,573,868

At May 31, 2006, the cost of investments, net unrealized appreciation (depreciation), and undistributed tax exempt income for income tax purposes were as follows:

Cost of investments ..........................................   $4,533,489,452
                                                                 ==============

Unrealized appreciation ......................................   $  258,606,434
Unrealized depreciation ......................................       (8,058,747)
                                                                 --------------
Net unrealized appreciation (depreciation) ...................   $  250,547,687
                                                                 --------------
Distributable earnings - undistributed tax exempt income .....   $    1,852,114
                                                                 ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended May 31, 2006, aggregated $469,393,806 and $543,282,958, respectively.


46 | Annual Report

Franklin New York Tax-Free Income Fund

6. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York.

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed. The Fund did not participate in the CAGO Settlement.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order. Disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan is expected to occur by the end of July 2006, or shortly thereafter. The Fund did not participate in the December 13, 2004 SEC Order. The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. When approved, disbursements of settlement monies relating to the August 2, 2004 SEC Order will be made promptly in accordance with the terms and conditions of that order.


                                                              Annual Report | 47

Franklin New York Tax-Free Income Fund

7. REGULATORY MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


48 | Annual Report

Franklin New York Tax-Free Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN NEW YORK TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin New York Tax-Free Income Fund (the "Fund") at May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
July 13, 2006


                                                              Annual Report | 49

Franklin New York Tax-Free Income Fund

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended May 31, 2006. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2007, shareholders will be notified of amounts for use in preparing their 2006 income tax returns.


50 | Annual Report

Franklin New York Tax-Free Income Fund

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupation during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                           LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION       TIME SERVED       BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)        Trustee        Since 1982        141                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                       company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)     Trustee        Since 1982        142                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)        Trustee        Since 1998        137                        Director, Hess Corporation (formerly,
One Franklin Parkway                                                                       Amerada Hess Corporation) (explo-
San Mateo, CA 94403-1906                                                                   ration and refining of oil and gas),
                                                                                           H.J. Heinz Company (processed foods
                                                                                           and allied products), RTI International
                                                                                           Metals, Inc. (manufacture and distri-
                                                                                           bution of titanium), Canadian National
                                                                                           Railway (railroad) and White
                                                                                           Mountains Insurance Group, Ltd.
                                                                                           (holding company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 51

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                           LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION       TIME SERVED       BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)       Trustee        Since 1992        141                        Director, Martek Biosciences
One Franklin Parkway                                                                       Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                   (biotechnology), and Overstock.com
                                                                                           (Internet services); and FORMERLY,
                                                                                           Director, MCI Communication
                                                                                           Corporation (subsequently known as
                                                                                           MCI WorldCom, Inc. and WorldCom,
                                                                                           Inc.) (communications services)
                                                                                           (1988-2002), White Mountains
                                                                                           Insurance Group, Ltd. (holding com-
                                                                                           pany) (1987-2004) and Spacehab,
                                                                                           Inc. (aerospace services) (1994-
                                                                                           2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and
President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)          Trustee        Since February    104                        Director, Hess Corporation (formerly,
One Franklin Parkway San                      2006                                         Amerada Hess Corporation) (explo-
Mateo, CA 94403-1906                                                                       ration and refining of oil and gas) and
                                                                                           Sentient Jet (private jet service); and
                                                                                           FORMERLY, Director, Becton Dickinson
                                                                                           and Company (medical technology),
                                                                                           Cooper Industries, Inc. (electrical prod-
                                                                                           ucts and tools and hardware), Health
                                                                                           Net, Inc. (formerly, Foundation Health)
                                                                                           (integrated managed care), The Hertz
                                                                                           Corporation, Pacific Southwest Airlines,
                                                                                           The RCA Corporation, Unicom (formerly,
                                                                                           Commonwealth Edison), UAL
                                                                                           Corporation (airlines) and White
                                                                                           Mountains Insurance Group, Ltd.
                                                                                           (holding company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------


52 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                           NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION           TIME SERVED          BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)        Trustee,           Trustee since        141                          None
One Franklin Parkway               President and      1982, President
San Mateo, CA 94403-1906           Chief              since 1983 and
                                   Investment         Chief Executive
                                   Officer -          Officer -
                                   Investment         Investment
                                   Management         Management since
                                                      2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)    Trustee and        Since 1983           123                          None
One Franklin Parkway               Vice President
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (1959)              Vice President     Since 1999           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)             Vice President     Since 1987           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (1965)       Vice President     Since 1999           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 53

------------------------------------------------------------------------------------------------------------------------------------
                                                                           NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION           TIME SERVED          BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)              Chief              Chief Compliance     Not Applicable               Not Applicable
One Franklin Parkway               Compliance         Officer since 2004
San Mateo, CA 94403-1906           Officer and        and Vice
                                   Vice President     President - AML
                                   - AML              Compliance since
                                   Compliance         February 2006
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)             Treasurer          Since 2004           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 31 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)            Senior Vice        Since 2002           Not Applicable               Not Applicable
500 East Broward Blvd.             President and
Suite 2100                         Chief Executive
Fort Lauderdale, FL 33394-3091     Officer -
                                   Finance and
                                   Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)               Vice President     Since 2000           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)            Vice President     Since 2000           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------


54 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                           NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF            FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION           TIME SERVED          BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)           Vice President     Vice President       Not Applicable               Not Applicable
One Franklin Parkway               and Secretary      since March 2006
San Mateo, CA 94403-1906                              and Secretary
                                                      since April 2006
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company; and
officer of 31 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)               Vice President     Since October        Not Applicable               Not Applicable
One Franklin Parkway                                  2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)             Chief Financial    Since 2004           Not Applicable               Not Applicable
500 East Broward Blvd.             Officer and
Suite 2100                         Chief
Fort Lauderdale, FL 33394-3091     Accounting
                                   Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH (1961)                Vice President     Since 1999           Not Applicable               Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF EDITH E. HOLIDAY AND HARRIS J. ASHTON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MS. HOLIDAY AND MR. ASHTON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR BUSINESS BACKGROUND AND EXPERIENCE. MS. HOLIDAY, WHO CURRENTLY SERVES AS A DIRECTOR AND TRUSTEE OF VARIOUS COMPANIES AND TRUSTS, INCLUDING H.J. HEINZ COMPANY WHERE SHE IS AUDIT COMMITTEE CHAIRPERSON, IS CHAIRPERSON OF THE FUND'S AUDIT COMMITTEE, AND FORMERLY SERVED AS ASSISTANT TO THE PRESIDENT OF THE UNITED STATES AND SECRETARY OF THE CABINET (1990-1993); GENERAL COUNSEL TO THE UNITED STATES TREASURY DEPARTMENT (1989-1999); AND ASSISTANT SECRETARY FOR PUBLIC AFFAIRS AND PUBLIC LIAISON-UNITED STATES TREASURY DEPARTMENT (1988-1989). MR. ASHTON, WHO IS CURRENTLY A DIRECTOR OF BUSINESS AND NON-PROFIT ORGANIZATIONS, SERVED AS CHIEF EXECUTIVE OFFICER OF GENERAL HOST CORPORATION, A NEW YORK STOCK EXCHANGE LISTED COMPANY FROM 1967 TO 1998, AND WAS A DIRECTOR OF RBC HOLDINGS, INC., A BANK HOLDING COMPANY UNTIL 2002. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MS. HOLIDAY AND MR. ASHTON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MS. HOLIDAY AND MR. ASHTON ARE INDEPENDENT TRUSTEES AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 55

Franklin New York Tax-Free Income Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


56 | Annual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama                           Michigan 6
Arizona                           Minnesota 6
California 7                      Missouri
Colorado                          New Jersey
Connecticut                       New York 7
Florida 7                         North Carolina
Georgia                           Ohio 7
Kentucky                          Oregon
Louisiana                         Pennsylvania
Maryland                          Tennessee
Massachusetts 6                   Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6. Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05

                                                   Not part of the annual report

     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton .com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN NEW YORK
TAX-FREE INCOME FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

115 A2006 07/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edith E. Holiday and Harris J. Ashton and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $73,632 for the fiscal year ended May 31, 2006 and $69,033 for the fiscal year ended May 31, 2005.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $2,752 for the fiscal year ended May 31, 2006 and $0 for the fiscal year ended May 31, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $173,109 for the fiscal year ended May 31, 2006 and $4,500 for the fiscal year ended May 31, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $175,861 for the fiscal year ended May 31, 2006 and $4,500 for the fiscal year ended May 31, 2005.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT Companies. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    July 27, 2006